UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3790

Pear Tree Funds

(Exact name of registrant as specified in charter)

55 Old Bedford Road, Lincoln, MA 01773

(Address of principal executive offices)

Willard L. Umphrey

Pear Tree Advisors, Inc.

55 Old Bedford Road, Lincoln, MA 01773

(Name and address of agent for service)

Registrant’s telephone number, including area code: (781) 676-5900

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 through September 30, 2017

ITEM 1. REPORTS TO SHAREOWNERS.

SEMI-ANNUAL REPORT
SEPTEMBER 30, 2017

U.S. EQUITY FUNDS
PEAR TREE POLARIS SMALL CAP FUND
PEAR TREE QUALITY FUND
INTERNATIONAL EQUITY FUNDS
PEAR TREE PANAGORA EMERGING MARKETS FUND*
PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND
PEAR TREE POLARIS FOREIGN VALUE FUND
PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND
* This fund changed its name to Pear Tree PanAgora Emerging Markets Fund as of April 1, 2016.

PEAR TREE FUNDS

Pear Tree Polaris Small Cap Fund
Pear Tree Quality Fund
Pear Tree PanAgora Emerging Markets Fund
Pear Tree PanAgora Risk Parity Emerging Markets Fund
Pear Tree Polaris Foreign Value Fund
Pear Tree Polaris Foreign Value Small Cap Fund
SEMI-ANNUAL REPORT
September 30, 2017

Service Providers	inside back cover
This report must be preceded or accompanied by a current Pear Tree Funds prospectus for individuals who are not current shareholders of the Funds. If you are not a shareholder of a Pear Tree Fund, you should read the prospectus carefully before investing because it contains more complete information on the Pear Tree Funds’ investment objectives, risks, charges and expenses. Please consider this information carefully. For a prospectus and other information, visit www.peartreefunds.com or call (800) 326-2151.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE
Neither Pear Tree Funds nor U.S. Boston Capital Corporation is a bank.

PEAR TREE FUNDS

Dear Fellow Shareholder,
We are pleased to provide you with the Pear Tree Funds’ Semi-Annual Report for the six-month period ended September 30, 2017 and to update you on recent market conditions and the performance of the Pear Tree Funds.
For current performance information, please visit our website at www.peartreefunds.com. We thank you for your continued confidence in the Pear Tree Funds. Please feel free to e-mail us at feedback@peartreefunds.com or call us at 800-326-2151 with any questions or for assistance on your account.
Sincerely,
Willard Umphrey
President and Chairman

Any statements in this report regarding market or economic trends or the factors influencing the historical or future performance of the Pear Tree Funds are the views of the Funds’ Investment Manager and Sub-Advisers as of the date of this report. These views are subject to change at any time based upon market and other conditions, and Fund management and the subadvisers to the Funds disclaim any responsibility to update such views. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Pear Tree Fund. Any references to specific securities are not recommendations of such securities and may not be representative of any Pear Tree Fund’s current or future investments.
Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

PEAR TREE FUNDS

FUND EXPENSES
We believe it’s important for Fund shareholders to have a clear understanding of fund expenses and the impact expenses have on investment returns. The following is important information about each Fund’s Expense Example, which appears below.
Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees (on Ordinary Shares) and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
Actual Expenses
The first line for each Share Class for each Fund provides information about actual account returns and actual expenses. You may use the information in this line, together with the amount you invested for that Fund and Share Class, to estimate the expenses that you paid over the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000, then multiply the result by the number under the heading “Expenses Paid During the Period.”
Hypothetical Example for Comparison Purposes
The second line for each Share Class for each Fund shows you hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
The hypothetical account values and hypothetical expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information only to compare the ongoing expenses of investing in the Fund with the ongoing expenses of other funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

PEAR TREE FUNDS

Expense Example for the 6 months ended September 30, 2017
These examples are based on $1,000 being invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
Pear Tree Fund	Share Class	Total Return Description	Beginning Account Value 4/1/17	Ending Account Value 9/30/2017	Annualized Expense Ratio	Expenses Paid* 4/1/2017- 9/30/2017
Small Cap	Ordinary	Actual	$1,000.00	$1,019.00	1.35%	$6.81
		Hypothetical	$1,000.00	$1,018.32	1.35%	$6.81
	Institutional	Actual	$1,000.00	$1,020.80	0.97%	$4.93
		Hypothetical	$1,000.00	$1,020.19	0.97%	$4.93
Quality	Ordinary	Actual	$1,000.00	$1,090.80	1.28%	$6.73
		Hypothetical	$1,000.00	$1,018.63	1.28%	$6.50
	Institutional	Actual	$1,000.00	$1,092.80	0.95%	$5.00
		Hypothetical	$1,000.00	$1,020.29	0.95%	$4.82
Emerging Markets	Ordinary	Actual	$1,000.00	$1,074.50	0.98%	$5.10
		Hypothetical	$1,000.00	$1,020.16	0.98%	$4.96
	Institutional	Actual	$1,000.00	$1,076.40	0.65%	$3.38
		Hypothetical	$1,000.00	$1,021.82	0.65%	$3.29
Risk Parity Emerging Markets	Ordinary	Actual	$1,000.00	$1,070.50	1.27%	$6.60
		Hypothetical	$1,000.00	$1,018.69	1.27%	$6.44
	Institutional	Actual	$1,000.00	$1,072.40	0.93%	$4.85
		Hypothetical	$1,000.00	$1,020.39	0.93%	$4.73
Foreign Value	Ordinary	Actual	$1,000.00	$1,112.30	1.42%	$7.49
		Hypothetical	$1,000.00	$1,017.97	1.42%	$7.16
	Institutional	Actual	$1,000.00	$1,114.70	1.04%	$5.53
		Hypothetical	$1,000.00	$1,019.84	1.04%	$5.28
	R6	Actual	$1,000.00	$1,114.10	1.01%	$5.37
		Hypothetical	$1,000.00	$1,019.99	1.01%	$5.13
Foreign Value Small Cap	Ordinary	Actual	$1,000.00	$1,158.30	1.42%	$7.71
		Hypothetical	$1,000.00	$1,017.93	1.42%	$7.21
	Institutional	Actual	$1,000.00	$1,159.50	1.05%	$5.71
		Hypothetical	$1,000.00	$1,019.78	1.05%	$5.34
	R6	Actual	$1,000.00	$1,159.90	1.02%	$5.54
		Hypothetical	$1,000.00	$1,019.94	1.02%	$5.18
*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

PEAR TREE POLARIS SMALL CAP FUND
(formerly Pear Tree Columbia Small Cap Fund)

INVESTMENT PROFILE
All Data as of September 30, 2017, except as noted
Fund Information
Net Assets	$116.1 Million
Number of Companies	50
Price to Book Ratio	2.3
Price to Earnings Ratio	20.7
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.54%	1.29%
Total Expense Ratio (Net)*	1.54%	1.17%
Ticker Symbol	USBNX	QBNAX
* per prospectus dated August 1, 2017. See financial highlights for total expense ratios for the six months ended September 30, 2017.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Small Cap Fund)
For the semi-annual period ended September 30, 2017, Pear Tree Polaris Small Cap Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the Russell 2000 Index (the “Index”). The Fund achieved a return of 1.90% at net asset value compared to 8.27% for the Index.
Market Conditions and Investment Strategies
Merger and acquisition activity ramped up in the U.S. small cap space over the past six months, with numerous Fund holdings involved. Dupont Fabros Technology was the subject of a $7.6 billion takeover bid by fellow data center REIT, Digital Realty Trust. Swift Transportation’s stock price jumped 30% immediately following the announced acquisition by Knight Transportation. BNC Bancorp was acquired by Pinnacle Financial Partners, both of which were in the Fund portfolio. Lab product distributor, VWR Corp, was presented with a lucrative cash deal to sell out to a private equity firm. The Fund capitalized on the healthy premiums exacted in each of these transactions, while also securing stock in the acquirer companies with the exception of VWR Corporation.
In the Materials sector, coatings and pigments company Ferro Corporation gained more than 40% during the semi-annual period, citing organic sales growth and margin expansion. Revenue at U.S. Concrete, Inc. was encouraging, with volume growth and price increases in ready-mix and aggregate materials.
In Information Technology, Bel Fuse Inc. noted top and bottom-line growth, with solid revenues, higher demand and lower costs. Web.com Group reported strong earnings, with its product suite gaining traction post Yodle integration. Conversely, Cardtronics struggled with a slower roll-out of ATMs due to operational and tech glitches, as well as higher acquisition-related expenses.
Other top performers included Phibro Animal Health, which had solid earnings backed by its nutritional and vaccine businesses, as well as utility company, ALLETE Inc., which noted good residential and industrial pricing.
Consumer Discretionary detractors included National CineMedia, which reported waning demand for pre-movie advertising in theaters, as well as Regal Entertainment and Cinemark Holdings, both of which had softer revenues due to lackluster box office attendance. Low-cost Spirit Airlines declined during the period due to labor issues and a pilot strike. Puerto Rican-based OFG Bancorp declined in the wake of Hurricane Maria, as concerns ballooned about the local economy and loans collateralized by real estate.

PEAR TREE POLARIS SMALL CAP FUND

Portfolio Changes
The Fund sold its positions in the previously mentioned VWR Corporation, as well as RH (previously Restoration Hardware). Cash was deployed to buy gypsum wall board producer, Continental Building Products, and electronic components manufacturer, Avnet Inc.
A Look Ahead
The dispersion between value and growth stocks has widened over the past six months, reaching new extremes. We believe markets will revert to normalized levels in the coming quarters, at which time valuations will better reflect fundamentals instead of heady projections. We expect to add additional small-cap companies to the portfolio on an opportunistic basis.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr. of Polaris Capital Management, LLC.

PEAR TREE POLARIS SMALL CAP FUND

Top 10 Holdings
Percentage of total net assets	28.3%
Ameris Bancorp	3.6%
Ferro Corporation	3.6%
Pinnacle Financial Partners, Inc.	3.1%
Digital Realty Trust, Inc.	2.7%
EPR Properties	2.6%
EVERTEC Inc	2.6%
Bel Fuse Inc. Class B	2.6%
Deckers Outdoor Corporation	2.5%
Knight-Swift Transportation	2.5%
Integrated Device Technology, Inc.	2.5%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	26.9%
Industrials	18.0%
Information Technology	15.0%
Consumer Discretionary	12.5%
Real Estate	9.5%
Health Care	8.0%
Materials	5.4%
Utilities	2.4%
Energy	1.4%
CASH + other assets (net)	0.9%

Value of a $10,000 Investment
Pear Tree Polaris Small Cap (PTSC) Ordinary Shares vs. Russell 2000 Index

Average Annual Total Returns

	3Q 2017	Six Months	One Year	Five Year3	Ten Year3	Since Inception3	Inception Date
Ordinary Shares	0.98%	1.90%	14.67%	10.06%	3.34%	9.81%	08/03/1992
Institutional Shares1	1.09%	2.08%	15.04%	10.35%	3.60%	9.31%	01/06/1993
Russell 20002	5.67%	8.27%	20.74%	13.79%	7.85%	9.91%	————————
1
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2
The Russell 2000 Index is a market capitalization-weighted index of 2,000 small company stocks. It is widely recognized as representative of the general market for small company stocks. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date of the Index is 08/3/1992.

3
Returns that cover periods prior to 1/1/2015 include performance information of another investment sub-adviser.

Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies. The Fund may invest in issuers in the real estate industry. Changes in real estate values or economic downturns can have a significant negative effect on these issuers. The Fund may invest in foreign issuers that trade on U.S. stock exchanges. These issuers may be subject to special risks including different corporate governance rules and bankruptcy laws.

PEAR TREE POLARIS SMALL CAP FUND

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PEAR TREE QUALITY FUND

INVESTMENT PROFILE
All Data as of September 30, 2017, except as noted
Fund Information
Net Assets	$125.7 Million
Number of Companies	57
Price to Book Ratio	5.8
Price to Earnings Ratio	20.6
	Ordinary	Institutional
Total Expense Ratio (Gross)*	1.55%	1.30%
Total Expense Ratio (Net)*	1.30%	0.93%
Ticker Symbol	USBOX	QGIAX
* per prospectus dated August 1, 2017. See financial highlights for the total expense ratios for the six months ended September 30, 2017.

Investment Commentary
For the semi-annual period ended September 30, 2017, Pear Tree Quality Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the S&P 500 (the “Index”). The Fund achieved a return of 9.08% at net asset value compared to 7.71% for the Index.
Market Conditions and Investment Strategies
The Fund’s investment manager currently chooses securities for the Fund by periodically selecting a mutual fund (the “Target Portfolio”) and monitoring the Target Portfolio’s holdings. The Fund’s investment adviser, at the direction of the investment manager, rebalances the Fund’s portfolio to correspond to the Target Portfolio’s most recent holdings as publicly reported. From April 1, 2017 to September 30, 2017, the Fund’s Ordinary Shares, when compared to the Target Portfolio, had a tracking error of 0.09.
Over the semi-annual period, the Consumer Discretionary sector was the largest positive contributor to the Fund’s performance, due to both sector and stock selection. The Fund’s stock selection in the Consumer Staples sector also contributed to performance.
The greatest detractors from performance came from sector selection in the Consumer Staples and Financial sectors. Stock selection in the Information Technology sector also detracted from performance.
Portfolio Changes
We expect the Fund to have a relatively low turnover rate given the historical stability and relatively low turnover rate of the current Target Portfolio.
For the semi-annual period ended September 30, 2017, the Fund rebalanced the holdings twice to replicate the publicly disclosed holdings of the current target portfolio. The two rebalances resulted in the sale of five positions. The Fund opened no new positions.
A Look Ahead
For the foreseeable future, the Fund’s investment manager expects the Target Portfolio to remain the same. For more information on the selection of the Target Portfolio(s), please see the Fund’s Prospectus.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

Fund trading execution is overseen by Robert von Pentz, CFA of Columbia Partners, L.L.C. Investment Management.

PEAR TREE QUALITY FUND

Top 10 Holdings
Percentage of total net assets	46.4%
Microsoft Corporation	7.3%
Alphabet Inc. A	6.9%
Oracle Corporation	5.3%
Apple, Inc.	5.2%
UnitedHealth Group, Inc.	4.8%
Johnson & Johnson	4.4%
American Express Company	3.5%
3M Company	3.4%
Philip Morris International, Inc.	2.9%
Unilever plc	2.7%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Information Technology	41.50%
Health Care	20.50%
Consumer Staples	18.20%
Industrials	9.10%
Consumer Discretionary	4.80%
Financials	3.50%
Materials	1.70%
Energy	0.00%
Real Estate	0.00%
Telecommunicaiton Services	0.00%
Utilities	0.00%
CASH + other assets (net)	0.70%

Value of a $10,000 Investment
Pear Tree Quality (PTQ) Ordinary Shares vs. S&P 500 Index

Average Annual Total Returns

	3Q 2017	Six Months	One Year	Five Year	Ten Year3	Since Inception3	Inception Date
Ordinary Shares	2.74%	9.08%	17.54%	12.17%	4.84%	9.33%	05/06/85
Institutional Shares1	2.83%	9.28%	17.88%	12.49%	5.03%	8.23%	03/25/91
S&P 5002	4.48%	7.71%	18.61%	14.22%	7.44%	10.88%	————————
1
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2
The S&P 500 Index is an unmanaged index of stocks chosen for their size and industry characteristics. It is widely recognized as representative of stocks in the United States. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in the Index. For comparative performance purposes the beginning date for the Index is 05/29/85. S&P 500 Index is a registered mark of Standard & Poor’s.

3
Returns that cover periods prior to 1/1/2011 included performance information of other investment sub-advisers pursuing different strategies.

Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. Larger companies, may not be able to attain the high growth rates of successful smaller companies, and may be unable to respond as quickly to competitive challenges.
Investing in foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S.market.

PEAR TREE PANAGORA EMERGING MARKETS FUND

INVESTMENT PROFILE
All Data as of September 30, 2017, except as noted
Fund Information
Net Assets	$111.9 Million
Number of Companies	139
Price to Book Ratio	1.6
Price to Earnings Ratio	11.4
	Ordinary	Institutional
Total Expense Ratio (Gross)*	2.22%	1.96%
Total Expense Ratio (Net)*	1.65%	1.27%
Ticker Symbol	QFFOX	QEMAX
* per prospectus dated August 1, 2017. See financial highlights for the total expense ratios for the six months ended September 30, 2017.

Investment Commentary
(prepared by PanAgora Asset Management, Inc., sub-adviser to Pear Tree PanAgora Emerging Markets Fund)
For the semi-annual period ended September 30, 2017, Pear Tree PanAgora Emerging Markets Fund’s Ordinary Shares (the “Fund”), underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”). The Fund achieved a return of 7.45% at net asset value compared to 14.94% for the Index.
Market Conditions and Investment Strategies
On a country basis, the largest detractors were China (3.07%) and South Korea (1.18%). Among holdings in China, the largest detractor was not holding Tencent Holdings Ltd., while among holdings in South Korea, the largest detractor was an overweight position in GS Retail Co., Ltd. The largest contributors were Brazil 0.26% and Hungary 0.19%. Among holdings in Brazil, the largest contributor was an overweight position in Qualicorp S.A., while among holdings in Hungary, the largest contributor was an overweight position in MOL Hungarian Oil and Gas.
On a sector basis, the largest detractors were Information Technology (3.00%) and Consumer Staples (1.02). Among holdings in Information Technology, the largest detractor was an underweight position in Tencent Holdings Ltd., while among holdings in Consumer Staples, the largest detractor was an overweight position in GS Retail Co., Ltd. The largest contributors for the six-month period were Health Care 0.81% and Energy 0.34%. Among holdings in Health Care, the largest contributor was an overweight position in Hanmi Science Co., Ltd., while among holdings in Energy, the largest contributor was an overweight position in MOL Hungarian Oil and Gas.
Portfolio Changes
There were no significant portfolio changes during the semi-annual period ended September 30, 2017.
Outlook
As a quantitative investment firm, we tend not to provide strategy-specific forward looking commentary. We believe that our systematic investment approach ensures that we deliver a portfolio of our highest conviction of ideas to all of our clients.

The Fund’s portfolio is managed by Edward Qian, Ph.D., CFA Mark Barnes and Nick Alonso of PanAgora Asset Management, Inc.

PEAR TREE PANAGORA EMERGING MARKETS FUND

Top 10 Holdings
Percentage of total net assets	64.2%
Pear Tree PanAgora Risk Parity Emerging Markets Inst.	55.0%
HCL Technologies Ltd.	1.5%
DP World Ltd.	1.1%
Pou Chen Corporation	1.1%
Sino Biopharmaceutical Limited	1.1%
SK Telecom Company Ltd.	0.9%
PTT Global Chemical PCL	0.9%
Formosa Petrochemical Corporation	0.9%
Tupras – Turkiye Petrol Rafinerileri A.S.	0.9%
GS Retail Co., Ltd.	0.8%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Mutual Funds*	55.6%
Energy	6.3%
Financials	6.2%
Information Technology	5.9%
Consumer Discretionary	5.2%
Materials	5.1%
Industrials	4.3%
Utilities	3.5%
Health Care	2.7%
Telecommunication Services	2.2%
Consumer Staples	2.1%
Real Estate	0.3%
CASH + other assets (net)	0.6%

Top 10 Country Allocations
Percentage of total net assets	37.7%
South Korea	8.2%
China	5.9%
India	4.1%
Taiwan	4.1%
South Africa	4.0%
Russia	3.2%
Hong Kong	3.0%
Thailand	2.2%
United Arab Emerates	1.8%
Brazil	1.2%
Value of a $10,000 Investment
Pear Tree PanAgora Emerging Markets (PTEM) Ordinary Shares vs. MSCI EM Index

Average Annual Total Returns

	3Q 2017	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	4.18%	7.45%	11.99%	1.00%	(1.78)%	5.14%	09/30/94
Institutional Shares1	4.36%	7.64%	12.39%	1.27%	(1.53)%	6.55%	04/02/96
MSCI EM2	8.04%	14.94%	22.91%	4.36%	1.65%	5.41%	————————
*
“Top 10 Holdings”, “Sector Allocation”, and “Top 10 Country Allocation” reflect the direct and indirect (through the Fund’s investment in Pear Tree PanAgora Risk Parity Emerging Markets Fund) securities holdings.

1
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2
The Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index is an unmanaged index comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 09/30/94.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

INVESTMENT PROFILE
All Data as of September 30, 2017, except as noted
Fund Information
Net Assets	$63.6 Million
Number of Companies	418
Price to Book Ratio	1.7
Price to Earnings Ratio	14.8
	Ordinary	Institutional
Total Expense Ratio (Gross)	1.34%	1.07%
Total Expense Ratio (Net)	1.34%	0.95%
Ticker Symbol	RPEMX	EMPRX
* per prospectus dated August 1, 2017. See financial highlights for the total expense ratios for the six months ended September 30, 2017.

Investment Commentary
(prepared by PanAgora Asset Management, Inc., sub-adviser to Pear Tree PanAgora Risk Parity Emerging Markets Fund)
For the semi-annual period ended September 30, 2017, Pear Tree PanAgora Risk Parity Emerging Markets Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the MSCI Emerging Markets Index (the “Index”). The Fund achieved a return of 7.05% at net asset value compared to 14.94% for the Index.
Market Conditions and Investment Strategies
On a country basis, the largest detractors were China (3.27%) and Qatar (1.32%). Among holdings in China, the largest detractor was not holding Tencent Holdings Ltd., while among holdings in Qatar, the largest detractor was an overweight position in Qatar Gas Transport (Nakilat). The largest contributors for the six-month period were Poland 0.32% and Turkey 0.30%. Among holdings in Poland, the largest contributor was an overweight position in Eurocash S.A., while among holdings in Turkey, the largest contributor was an overweight position in Turk Hava Yollari A.O.
On a sector basis, the largest detractors were Information Technology (3.15%) and Utilities (0.83%). Among holdings in Information Technology, the largest detractor was not holding Tencent Holdings Ltd., while among holdings in Utilities, the largest detractor was an overweight position in Qatar Electricity & Water Co. The largest contributor for the six-month period was Energy 0.15. Among holdings in Energy, the largest contributor was an overweight position in Tupras-Turkiye Petrol Rafinerileri A.S.
Portfolio Changes
There were no significant portfolio changes during the semi-annual period ended September 30, 2017.
Outlook
As a quantitative investment firm, we tend not to provide strategy-specific forward looking commentary. We believe that our systematic investment approach ensures that we deliver a portfolio of our highest conviction of ideas to all of our clients.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

The Fund’s portfolio is managed by Edward Qian, Ph.D., CFA Mark Barnes and Nick Alonso of PanAgora Asset Management, Inc.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

Top 10 Holdings
Percentage of total net assets	7.6%
Emirates Telecommunications Group Co. P.J.S.C.	1.1%
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	0.9%
Jollibee Foods Corporation	0.9%
DP World Ltd.	0.8%
Industries Qatar Q.S.C.	0.8%
DXB Entertainments P.J.S.C.	0.7%
Universal Robina Corporation	0.6%
Aboitiz Power Corporation	0.6%
Infraestructura Energética Nova SAB de C.V.	0.6%
Magnit P.J.S.C. (Reg S)	0.6%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	16.6%
Telecommunication Services	11.2%
Materials	10.7%
Industrials	10.6%
Consumer Discretionary	10.5%
Consumer Staples	10.4%
Energy	8.7%
Utilities	8.5%
Health Care	5.0%
Information Technology	4.1%
Real Estate	3.2%
CASH + other assets (net)	0.5%

Top 10 Country Allocations
Percentage of total net assets	61.0%
Thailand	8.3%
Taiwan	7.3%
Philippines	7.1%
Indonesia	5.9%
South Korea	5.9%
Chile	5.7%
Malaysia	5.6%
Mexico	5.1%
India	5.1%
Russia	5.0%
Value of a $10,000 Investment
Pear Tree PanAgora Risk Parity Emerging Markets (PTRP) Ordinary Shares vs. MSCI EM Index

Average Annual Total Returns

	3Q 2017	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	4.29%	7.05%	10.59%	—%	—%	0.19%	6/27/2013
Institutional Shares1	4.38%	7.24%	10.94%	—%	—%	0.52%	6/27/2013
MSCI EM2	8.04%	14.94%	22.91%	—%	—%	6.80%	————————
1
Institutional Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2
The Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index is an unmanaged index comprised of stocks located in countries other than the United States. It is widely recognized as representative of the general market for emerging markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 06/27/2013.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

PEAR TREE POLARIS FOREIGN VALUE FUND

INVESTMENT PROFILE
All Data as of September 30, 2017, except as noted
Fund Information
Net Assets	$2,122.7 Million
Number of Companies	52
Price to Book Ratio	2.0
Price to Earnings Ratio	13.5
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.53%	1.27%	1.14%
Total Expense Ratio (Net)*	1.43%	1.05%	1.04%
Ticker Symbol	QFVOX	QFVIX	QFVRX
* per prospectus dated August 1, 2017. See financial highlights for the total expense ratios for the six months ended September 30, 2017.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Fund)
For the semi-annual period ended September 30, 2017, Pear Tree Polaris Foreign Value Fund’s Ordinary Shares (the “Fund”) underperformed its benchmark, the MSCI EAFE Index (the “Index”). The Fund achieved a return of 11.23% at net asset value compared to 12.18% for the Index.
Market Conditions and Investment Strategies
As expected in a prolonged period of growth, cyclical sectors performed best. Consumer Discretionary, Materials, Financials and Industrials led performance, while Health Care, Utilities and Consumer Staples detracted.
U.K. homebuilders posted historically high sales rates, better operating metrics and upbeat guidance, capitalizing on the U.K. government’s help-to-buy scheme. Tire manufacturer Michelin announced solid earnings, highlighting sustained tire demand. South Korea’s Kia Motors detracted from Consumer Discretionary sector results, as the company reported slower U.S. and China sales. Kia also lost a labor dispute, as the court ordered payment of more than $400 million in back wages.
Norwegian bank, DNB ASA, beat estimates, delivering solid returns with increasing net interest margins and lower loan loss provisions. A revival of Norwegian loan growth and an uptick on lending margins boosted DNB and Sparebank 1 SR. Conversely, Puerto Rican bank Popular Inc. declined in the wake of Hurricane Maria.
Industrial gas company, Linde AG, announced revenues and profits that beat analyst consensus. The pending Linde-Praxair merger also met with supervisory board approval. After actively transforming its chemical and polymer portfolio, Solvay S.A. reported impressive earnings. Other individual outperformers included Thai Oil, which reported better pricing and volumes, and Japanese gaming company, Nexon Co., which benefitted from the success of its Dungeon & Fighter game.
Detractors were limited to select stocks across varying sectors. Teva Pharmaceutical, the Israeli drug company, faced generic pricing pressure and slowing inflation in branded drugs. The stock recovered modestly after Teva divested $2.4 billion in assets to reduce debt and announced the appointment of a new CEO. Greencore Group plc announced a frozen-to-fresh food facility

PEAR TREE POLARIS FOREIGN VALUE FUND

production change, worrying investors about its Starbucks contract. South Korean mobile carrier, LG Uplus, reached the 49% foreign ownership limit, thereby not meeting MSCI’s foreign room requirement. LG Uplus was excluded from the MSCI Korea Index, causing a price decline.
Portfolio Changes
During the semi-annual period, the Fund purchased three Japanese companies and two Korean conglomerates. Investments were also made in a Canadian automotive supplier and a Colombian bank. The Fund exited YIT, Caverion, International Game Technology, Konecranes and Showa Denko. Christian Dior was sold, when majority owner Bernard Arnault made a premium bid for the remaining shares under his LVMH umbrella.
Outlook
Many companies reported increased demand, positive momentum in cash flows and optimistic guidance, inspired by the recent spate of economic growth. Corporate earnings have been pushing stocks higher, leading to stretched valuations. Nevertheless, our research has identified a number of undervalued companies we intend to purchase at opportunistic times.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC.

PEAR TREE POLARIS FOREIGN VALUE FUND

Top 10 Holdings
Percentage of total net assets	23.4%
BHP Billiton plc	2.5%
Yara International ASA	2.5%
Methanex Corporation	2.4%
Persimmon plc	2.4%
Taylor Wimpey plc	2.4%
DNB Bank ASA	2.3%
Thai Oil PCL	2.3%
Michelin (CGDE)	2.2%
Vinci SA	2.2%
Samsung Electronics Company, Ltd.	2.2%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Financials	21.4%
Materials	20.1%
Consumer Discretionary	17.8%
Industrials	9.5%
Information Technology	7.4%
Telecommunication Services	7.2%
Energy	5.7%
Consumer Staples	3.7%
Health Care	3.2%
Utilities	1.8%
Cash and Other Assets (Net)	2.2%

Top 10 Country Allocations
Percentage of total net assets	75.5%
Germany	16.4%
United Kingdom	12.4%
Japan	9.1%
France	7.3%
Norway	6.8%
South Korea	5.9%
Sweden	4.7%
Canada	4.6%
Thailand	4.4%
Australia	3.9%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value (PTFV) Ordinary Shares vs. MSCI EAFE Index

Average Annual Total Returns

	3Q 2017	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	4.93%	11.23%	19.67%	9.65%	3.01%	6.86%	05/15/1998
Institutional Shares1	5.03%	11.47%	20.02%	9.93%	3.25%	8.31%	12/18/1998
R6 Shares1	5.01%	11.41%	—%	—%	—%	15.20%	02/06/2017
MSCI EAFE2	5.47%	12.18%	19.65%	8.87%	1.82%	4.88%	————————
1
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2
The Morgan Stanley Capital International Europe, Australia, and Far East (“MSCI EAFE”) Index is an unmanaged index comprised of stocks in countries other than the United States. It is widely recognized as representative of the general market for developed foreign markets. Index returns assume the reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. You cannot invest directly in an Index. For comparative performance purposes, the beginning date for the Index is 05/29/98.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

PEAR TREE POLARIS FOREIGN VALUE FUND

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PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

INVESTMENT PROFILE
All Data as of September 30, 2017, except as noted
Fund Information
Net Assets	$824.2 Million
Number of Companies	77
Price to Book Ratio	1.9
Price to Earnings Ratio	13.3
	Ordinary	Institutional	R6
Total Expense Ratio (Gross)*	1.55%	1.30%	1.14%
Total Expense Ratio (Net)*	1.45%	1.08%	1.04%
Ticker Symbol	QUSOX	QUSIX	QUSRX
* per prospectus dated August 1, 2017. See financial highlights for the total expense ratios for the six months ended September 30, 2017.

Investment Commentary
(prepared by Polaris Capital Management, LLC, sub-adviser to Pear Tree Polaris Foreign Value Small Cap Fund)
For the semi-annual period ended September 30, 2017, Pear Tree Polaris Foreign Value Small Cap Fund’s Ordinary Shares (the “Fund”) outperformed its benchmark, the MSCI ACWI ex USA Small Cap Index (the “Index”). The Fund achieved a return of 15.83% at net asset value compared to 13.84% for the Index.
Market Conditions and Investment Strategies
Global stock markets delivered healthy gains, spurred on by earnings growth, upswings in general economic data and diminished political uncertainty in Europe. Even the escalating tensions on the Korean peninsula and a rash of natural disasters did little to dampen global markets. In this environment, the Fund posted absolute positive returns in all sectors in which it is invested.
In Information Technology, Taiwan Union Technology capitalized on strong global electronics demand for the company’s mass lamination services, copper clad laminates and prepregs. Yageo Corporation raised prices on its capacitors and transistors on the back of strong demand across consumer and industrial end markets.
Sixt SE had double-digit gains after reporting good earnings, optimistic guidance, and expansion plans. Shares of the industrial company, Arcadis NV, rose during the period after announcing encouraging quarterly results and growth projections. The market applauded French laundry services group, Elis SA, for its $2.8 billion acquisition of U.K. rival, Berendsen. Industrial sector results were somewhat muted by underperformer Carillion plc.
Among Consumer Discretionary holdings, JD Wetherspoon announced decent “like for like” sales growth, lower costs and the sale of underperforming pubs. Unipres Corporation ramped up operations in Japan and China to meet increased output from Nissan. Sector results were modestly impacted by losses at Texwinca Holdings and Xinhua Winshare Publishing.
Prima Meat Packers was the top overall contributor during the period, citing increased processed food sales as the company gained a foothold in convenience stores. Not all Consumer Staples stocks fared as well, with Asaleo Care losing ground on the back of share sales from the CEO and the resignation of its CFO.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Portfolio Changes
During the semi-annual period, the Fund exited British facilities and construction services firm, Carillion. Spotless Group Holdings was sold at a profit, when it became an acquisition target of Downer EDI. Cash was deployed to two Norwegian IPOs, Fjord1 AS and Sparebank 1 SR Oestlandet. Other purchases included Zojirushi Corporation, a Japanese cooking appliance company; Cuckoo Electronics Co., a South Korean kitchen/housewares manufacturer; and Sitronix Technology Corporation, a Taiwanese display driver integrated circuit supplier.
Outlook
Global economic expansion appears sustainable in the coming quarters, as positive economic momentum continues in most European and Asian countries. Healthier macro-economicconditions have been evident during company trips. Many companies reported stronger corporate earnings, as sales improved on the back of higher demand. Finding undervalued companies has become more challenging, but our research screens and on-the-ground visits continue to identify small-cap names likely to enter the Fund.
The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than diversified funds. As a result, a decline in the value of the securities of one issuer could have a significant negative effect on the Fund. The Fund may have significant investments in one or more specific industry sectors, subjecting it to risks greater than general market risk. For example, adverse news from just one or two companies in a particular industry can hurt the prices of all stocks in that industry.

The Fund’s lead portfolio manager is Bernard R. Horn, Jr., of Polaris Capital Management, LLC

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

Top 10 Holdings
Percentage of total net assets	21.7%
Dräegerwerk AG	2.6%
Unipres Corporation	2.4%
Crest Nicholson Holdings plc	2.2%
Sixt SE	2.2%
Galliford Try plc	2.1%
IBJ Leasing Company, Limited	2.1%
Loomis AB, Class B	2.1%
Taiwan Union Technology Corporation	2.0%
Halfords Group plc	2.0%
WorleyParsons Ltd.	2.0%
There is no guarantee that such securities will continue to be viewed favorably or held in the Fund’s portfolio.
Sector Allocation
Percentage of total net assets	100.0%
Industrials	21.6%
Consumer Discretionary	20.6%
Financials	12.3%
Information Technology	11.2%
Consumer Staples	7.9%
Utilities	4.5%
Materials	3.5%
Health Care	3.3%
Real Estate	3.1%
Telecommunication Services	2.3%
Energy	2.0%
CASH + other assets (net)	7.7%

Top 10 Country Allocations
Percentage of total net assets	72.8%
United Kingdom	17.6%
Japan	12.2%
Taiwan	8.4%
Germany	7.1%
Thailand	5.5%
Norway	5.4%
Hong Kong	4.9%
Australia	4.1%
China	3.9%
India	3.7%
Value of a $10,000 Investment
Pear Tree Polaris Foreign Value Small Cap (PTFVSC) Ordinary Shares vs. MSCI ACWI ex USA Small Cap Index

Average Annual Total Returns

	3Q 2017	Six Months	One Year	Five Year	Ten Year	Since Inception	Inception Date
Ordinary Shares	8.40%	15.83%	26.40%	13.19%	—%	7.98%	5/1/2008
Institutional Shares1	8.37%	15.95%	26.78%	13.49%	—%	8.23%	5/1/2008
R6 Shares1	8.44%	15.99%	—%	—%	—%	23.30%	2/6/2017
MSCI World ex USA Small Cap2	6.99%	13.84%	19.63%	10.07%	—%	5.32%	————————
1
Institutional Shares and R6 Shares may only be purchased by certain categories of investors and are not subject to sales charges or distribution fees.

2
The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the United States). With 2,372 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country. You cannot invest directly in an index. For comparative performance purposes, the beginning date of the Index is May 01, 2008.

Investing in foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
Small company stocks may trade less frequently and in a limited volume, and their prices may fluctuate more than stocks of other companies. Small company stocks may therefore be more vulnerable to adverse developments than those of larger companies.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

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PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)
Common Stock—99.1%
	Shares	Value
AIRLINES—1.1%
Spirit Airlines, Inc. (a)	38,998	$1,302,923
AUTO COMPONENTS—2.1%
Motorcar Parts of America, Inc. (a)	83,806	2,468,925
BANKS—23.3%
Ameris Bancorp	87,700	4,209,600
Brookline Bancorp, Inc.	156,000	2,418,000
Bryn Mawr Bank Corporation	54,146	2,371,595
Central Pacific Financial Corporation	83,883	2,699,355
CoBiz Financial, Inc.	103,909	2,040,773
Colony Bankcorp, Inc.	157,079	2,104,859
Dime Community Bancshares, Inc.	96,900	2,083,350
F.N.B. Corporation	117,880	1,653,856
International Bancshares Corporation	60,700	2,434,070
OFG Bancorp	163,300	1,494,195
Pinnacle Financial Partners, Inc.	53,494	3,581,423
		27,091,076
BUILDING PRODUCTS—4.2%
NCI Building Systems, Inc. (a)	140,244	2,187,806
Continental Building Products Inc. (a)	103,800	2,698,800
		4,886,606
CAPITAL MARKETS—1.5%
Hercules Capital, Inc.	137,210	1,770,009
CHEMICALS—3.6%
Ferro Corporation (a)	188,035	4,193,180
COMMUNICATIONS EQUIPMENT—2.6%
Bel Fuse, Inc. Class B	96,000	2,995,200
CONSTRUCTION MATERIALS—1.8%
U.S. Concrete, Inc. (a)	27,860	2,125,718
ELECTRIC UTILITIES—2.4%
ALLETE, Inc.	35,400	2,736,066
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.0%
Avnet, Inc.	60,100	2,361,930
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—9.5%
Digital Realty Trust, Inc.	26,816	3,173,137
Education Realty Trust, Inc.	48,957	1,759,025
EPR Properties	43,410	3,027,414
Physicians Realty Trust	115,622	2,049,978

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
Select Income Reit	45,722	$1,070,809
		11,080,363
HEALTH CARE EQUIPMENT & SUPPLIES—4.6%
Computer Programs and Systems, Inc. (b)	96,450	2,850,098
Natus Medical, Inc. (a)	66,220	2,483,250
		5,333,348
INSURANCE—2.0%
United Insurance Holdings Corporation	142,751	2,326,841
INTERNET SOFTWARE & SERVICES—2.4%
Web.com Group, Inc. (a)	112,600	2,815,000
IT SERVICES—3.9%
Alliance Data Systems Corporation	2,255	499,595
Cardtronics, Inc. (a)	46,183	1,062,671
EVERTEC Inc	190,100	3,013,085
		4,575,351
LIFE SCIENCES TOOLS & SERVICES—1.0%
Cambrex Corporation (a)	21,397	1,176,835
MACHINERY—4.1%
Exco Technologies Limited	279,700	2,166,501
Greenbrier Companies, Inc. (The) (b)	52,500	2,527,875
		4,694,376
MEDIA—6.0%
Cinemark Holdings, Inc.	48,191	1,744,996
Entravision Communications Corporation, Class A	436,364	2,487,275
National CineMedia, Inc.	147,295	1,028,119
Regal Entertainment Group	106,911	1,710,576
		6,970,966
OIL, GAS & CONSUMABLE FUELS—1.4%
Diamondback Energy, Inc. (a)	16,670	1,632,993
PHARMACEUTICALS—2.5%
Phibro Animal Health Corporation	76,800	2,845,440
PROFESSIONAL SERVICES—2.1%
Kforce, Inc.	119,694	2,417,819
ROAD & RAIL—2.5%
Knight-Swift Transportation	69,094	2,870,856

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.0%
Integrated Device Technology, Inc. (a)	107,839	$2,866,361
Microsemi Corporation (a)	34,728	1,787,797
		4,654,158
SPECIALTY RETAIL—1.9%
Asbury Automotive Group, Inc. (a)	35,546	2,171,861
TEXTILES & APPAREL & LUXURY GOODS—2.5%
Deckers Outdoor Corporation (a)	42,000	2,873,220
TRADING COMPANIES & DISTRIBUTORS—4.1%
Air Lease Corporation	64,000	2,727,680
WESCO International, Inc. (a)	34,300	1,997,975
		4,725,655
TOTAL COMMON STOCK
(Cost $84,372,913)		115,096,715
Short Term Investments—0.9%
	Par Value	Value
Money Market—0.9%
State Street Bank Institutional U.S. Government Money Market Fund (Cost $1,003,098)	$1,003,098	1,003,098
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)—100.0% (Cost $85,376,011)		116,099,813
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—4.4%
Money Market—4.4%
BlackRock FedFund (Institutional Shares) (Cost $5,129,560)		5,129,560
TOTAL INVESTMENTS—104.4% (Cost $90,505,571)		121,229,373
OTHER ASSETS & LIABILITIES (NET)—(4.4%)		(5,153,092)
NET ASSETS—100%		$116,076,281

(a)
Non-income producing security

(b)
All or a portion of this security was out on loan.

(c)
At September 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $90,627,454 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,774,458
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,172,538)
Net unrealized appreciation/(depreciation)	$30,601,920

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
SECTOR ALLOCATION (as a percentage of Total Net Assets)
Financials	26.9%
Industrials	18.0%
Information Technology	15.0%
Consumer Discretionary	12.5%
Real Estate	9.5%
Health Care	8.0%
Materials	5.4%
Utilities	2.4%
Energy	1.4%
Cash and Other Assets (Net)	0.9%
100.0%
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)
Common Stock—99.3%
	Shares	Value
AEROSPACE & DEFENSE—1.8%
United Technologies Corporation	19,216	$2,230,593
BEVERAGES—1.9%
Coca-Cola Company (The)	54,296	2,443,863
CHEMICALS—1.7%
Monsanto Company	17,471	2,093,375
COMMUNICATIONS EQUIPMENT—3.1%
QUALCOMM Incorporated	54,114	2,805,270
Schlumberger Limited	16,304	1,137,367
		3,942,637
COMPUTERS & PERIPHERALS—5.8%
Apple, Inc.	42,709	6,582,311
Teradata Corporation (a)	22,411	757,268
		7,339,579
DISTRIBUTORS—0.3%
Genuine Parts Company	4,287	410,052
DIVERSIFIED FINANCIAL SERVICES—3.5%
American Express Company	48,344	4,373,198
ELECTRICAL EQUIPMENT—2.7%
Emerson Electric Co.	26,779	1,682,792
Honeywell International Inc.	7,670	1,087,146
Rockwell Automation, Inc.	3,610	643,338
		3,413,276
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
Amphenol Corporation	7,879	666,879
FOOD PRODUCTS—7.2%
Nestle, S.A. (c)	31,942	2,683,448
Unilever N.V. (b)(c)	49,835	2,942,258
Unilever plc (b)(c)	59,490	3,448,040
		9,073,746
FOOD STAPLES & DRUG RETAILING—2.9%
Costco Wholesale Corporation	11,382	1,869,949
CVS Caremark Corporation	11,009	895,252
PepsiCo, Inc.	7,344	818,342
		3,583,543

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES—5.5%
Becton, Dickinson and Company	5,703	$1,117,503
Intuitive Surgical, Inc. (a)	254	265,653
Medtronic plc	41,811	3,251,641
Stryker Corporation	10,888	1,546,314
Zimmer Holdings, Inc.	6,621	775,253
		6,956,364
HEALTH CARE PROVIDERS & SERVICES—6.8%
Anthem, Inc.	4,958	941,425
Cerner Corporation (a)	4,877	347,828
Humana Inc.	4,931	1,201,339
UnitedHealth Group, Inc.	30,586	5,990,268
		8,480,860
HOTELS, RESTAURANTS & LEISURE—1.3%
Compass Group PLC (c)	60,190	1,301,067
McDonald’s Corporation	1,650	258,522
		1,559,589
HOUSEHOLD PRODUCTS—1.2%
Reckitt Benckiser Group plc	15,985	1,445,843
INDUSTRIAL CONGLOMERATES—3.4%
3M Company	20,597	4,323,311
INTERNET SOFTWARE & SERVICES—7.1%
Alphabet Inc. A (a)	5,178	5,041,922
Alphabet Inc. C (a)	3,975	3,812,462
		8,854,384
IT CONSULTING & SERVICES—5.3%
Accenture plc	24,567	3,318,265
Automatic Data Processing, Inc.	2,980	325,774
Cognizant Technology Solutions Corporation (a)	40,858	2,963,839
		6,607,878
MACHINERY—1.0%
Illinois Tool Works, Inc.	8,170	1,208,833

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
PHARMACEUTICALS & BIOTECHNOLOGY—8.2%
Abbott Laboratories	51,031	$2,723,014
Eli Lilly and Company	7,689	657,717
Johnson & Johnson	42,491	5,524,255
Novartis AG (c)	5,167	443,587
Pfizer Inc.	27,994	999,386
		10,347,959
RETAILING—0.5%
TJX Companies, Inc. (The)	8,074	595,296
SEMICONDUCTOR EQUIPMENTS & PRODUCTS—2.9%
Analog Devices, Inc.	5,731	493,840
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	57,587	2,162,392
Texas Instruments, Inc.	11,297	1,012,663
		3,668,895
SOFTWARE & SERVICES—16.8%
Cisco Systems, Inc.	91,449	3,075,430
MasterCard Incorporated	10,285	1,452,242
Microsoft Corporation	122,630	9,134,708
Oracle Corporation	137,105	6,629,027
SAP AG (b)(c)	7,923	868,757
		21,160,164
TEXTILES & APPAREL—2.7%
LVMH Moët Hennessy-Louis Vuitton S.A. (c)	30,071	1,663,227
Nike, Inc. B	18,437	955,959
V.F. Corporation	12,478	793,226
		3,412,412
TOBACCO—5.0%
British American Tobacco plc (c)	42,276	2,640,136
Philip Morris International, Inc.	32,946	3,657,336
		6,297,472
TRADING COMPANIES & DISTRIBUTION—0.2%
W.W. Grainger, Inc.	1,214	218,217
TOTAL COMMON STOCK		124,708,218
(Cost $98,377,640)

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
Short Term Investments—0.7%
	Par Value	Value
State Street Bank & Trust Co., FICC repo .12%, 10/02/17, (Dated 09/29/17), Collateralized by 920,000 par U.S. Treasury Note-2.25% due 11/15/2024, Market Value $934,089 Repurchase Proceeds $911,484 (Cost $911,475)		$911,475
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)—99.9% (Cost $99,289,115)		125,619,693
Money Market—5.8%
BlackRock FedFund (Institutional Shares) (Cost $7,299,871)	$7,299,871	7,299,871
TOTAL INVESTMENTS 105.8% (Cost $106,588,986)		$132,919,564
OTHER ASSETS & LIABILITIES (NET)—(5.8%)		(7,264,215)
NET ASSETS—100%		$125,655,349

(a)
Non-Income producing security

(b)
All or a portion of this security is out on loan

(c)
ADR—American Depositary Receipts

(d)
At September 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $106,760,749 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$27,497,461
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,338,646)
Net unrealized appreciation/(depreciation)	$26,158,815

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
SECTOR ALLOCATION (as a percentage of Total Net Assets)
Information Technology	41.5%
Health Care	20.5%
Consumer Staples	18.2%
Industrials	9.1%
Consumer Discretionary	4.8%
Financials	3.5%
Materials	1.7%
CASH + other assets (net)	0.7%
100.0%
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)
Common Stock—42.6%
	Shares	Value
BRAZIL—0.7%
Sul America S.A.	57,500	$325,093
Transmissora Alianca de Energia Eletrica S.A.	64,900	456,356
		781,449
CHINA—5.9%
Agricultural Bank of China, Class H	62,000	27,781
Air China Ltd H Shares	328,000	272,521
Bank of China Ltd., H	69,392	34,202
Bank of Communications Co., Ltd. H	58,000	42,324
China Cinda Asset Management Co., Ltd. H	75,000	27,653
China Construction Bank Corporation	45,422	37,681
China Merchants Bank Co., Ltd.—H Shares	8,500	29,871
China Pharmaceutical Group Limited	554,000	927,683
China Southern Airlines Company Limited H	412,000	283,767
China State Construction Engineering Corporation	425,000	619,175
China Vanke Co., Ltd. H	13,300	43,759
Guangzhou Automobile Group Co Ltd H Shares	60,000	138,878
Guangzhou R&F Properties Co., Ltd. H	21,600	50,051
Huaneng Power International Inc. H	1,374,000	849,603
Industrial & Commercial Bank of China Ltd.	46,911	34,833
NetEase Inc. (c)	1,187	313,142
Shenzhou International Group	33,550	262,861
Sino Biopharmaceutical Limited	1,141,000	1,206,557
Sino-Ocean Land Holdings Ltd.	118,500	79,038
Sinopec Shanghai Petrochemical Co., Ltd.	588,000	350,036
TravelSky Technology Ltd. H Shares	78,000	203,208
Yum China Holdings Inc. (a)	7,906	316,003
YY Inc. (a)(c)	5,687	493,518
		6,644,145
CZECH REPUBLIC—0.6%
Moneta Money Bank A.S.	180,855	636,112
GREECE—0.9%
Jumbo S.A.	32,191	532,001
Opap S.A.	43,030	454,940
		986,941
HONG KONG—3.0%
3SBio Inc. (a)(b)	566,000	907,200
ANTA Sports Products, Ltd.	49,000	206,069
China Resources Power Holdings Co., Ltd.	348,000	628,175
Country Garden Holdings Company Limited	34,000	54,061

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
HONG KONG (continued)
Geely Automobile Holdings Ltd.	57,000	$160,539
Haier Electronics Group Co., Ltd.	27,000	65,813
Nine Dragons Paper Limited	284,000	558,460
Semiconductor Manufacturing International Corp. (a)(b)	339,000	382,781
Sunny Optical Technology (Group) Co., Ltd.	27,000	429,307
		3,392,405
HUNGARY—1.2%
MOL Hungarian Oil and Gas PLC	60,232	685,495
OTP Bank Nyrt.	17,534	658,191
		1,343,686
INDIA—4.1%
Bharat Petroleum Corporation Ltd.	19,387	140,980
GAIL (India) Ltd.	130,845	839,014
HCL Technologies Ltd.	122,822	1,637,752
Hindustan Petroleum Corporation Ltd.	38,241	251,740
LIC Housing Finance Ltd.	12,249	117,577
Maruti Suzuki India Ltd.	6,278	767,354
Oil and Natural Gas Corp. Limited	61,741	162,056
Power Finance Corporation Limited	56,885	106,376
Rural Electrification Corporation Limited	41,885	98,172
Vedanta Limited	91,845	443,407
		4,564,428
INDONESIA—1.0%
PT Adaro Energy Tbk	1,655,809	224,356
PT Bank Negara Indonesia (Persero) Tbk	461,400	253,498
PT Bank Rakyat Indonesia Tbk	197,073	223,498
PT United Tractors Tbk	174,539	414,674
		1,116,026
POLAND—0.9%
Grupa LOTOS S.A.	15,285	250,344
Polski Koncern Naftowy ORLEN S.A.	8,919	297,536
PZU S.A. (b)	38,868	490,098
		1,037,978
QATAR—0.6%
Doha Bank Q.S.C.	27,329	217,641
Masraf Al Rayan Q.S.C.	20,153	205,432
Qatar National Bank SAQ	8,785	294,321
		717,394

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
RUSSIA—3.2%
ALROSA ao	175,100	$248,246
Federal Hydro-Generating Company RusHydro OAO	37,640,000	561,671
Inter Rao UES OJSC	8,453,000	548,063
LUKoil P.J.S.C. (c)	2,993	158,419
NovaTek OAO (Reg S) (d)	2,575	302,048
PhosAgro (d)	58,338	831,317
Sberbank	100,800	337,057
Severstal (d)	18,917	282,809
Surgutneftegaz	318,400	162,548
Tatneft PAO-CLS	22,350	158,685
		3,590,863
SOUTH AFRICA—4.0%
Barclays Africa Group Ltd.	8,430	86,718
Bidvest Group Limited	72,720	929,201
Exxaro Resources Ltd.	54,901	499,137
FirstRand Limited	23,652	91,072
Fortress Income Fund Ltd. Class A	71,841	91,712
Imperial Holdings Limited	47,040	665,714
Mondi Limited	23,027	616,007
Nedbank Group Ltd	5,510	82,635
Shoprite Holdings Ltd.	44,349	679,028
Standard Bank of South Africa Ltd.	4,902	57,250
Telkom South Africa Limited	143,935	631,556
		4,430,030
SOUTH KOREA—7.5%
BGF Retail Co., Ltd.	10,023	726,336
GS Holdings Corp.	4,551	260,659
GS Retail Co., Ltd.	31,187	940,770
Hana Financial Group, Inc.	1,442	59,614
Hanssem Co., Ltd.	1,906	252,114
Hanwha Life Insurance Co., Ltd.	12,781	76,439
Hyundai Engineering & Construction Co., Ltd.	16,033	536,836
Hyundai Marine & Fire Insurance, Co., Ltd.	1,595	63,084
KB Financial Group Inc.	1,380	67,593
LG Corp.	12,603	886,892
LG Display Co., Ltd.	11,668	311,222
LG Electronics Inc.	5,142	369,931
LG Uplus Corp.	68,937	803,518
Lotte Chemical Corporation	2,551	841,907
Samsung Electronics Company, Ltd.	155	346,986

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
SOUTH KOREA (continued)
Shinhan Financial Group Co., Ltd.	1,920	$84,320
SK Hynix Inc.	5,167	373,986
SK Telecom Company Ltd.	4,634	1,031,711
S-Oil Corp.	3,185	354,553
		8,388,471
TAIWAN—4.1%
ASUSTeK Computer, Inc.	15,000	123,417
Catcher Technology Co., Ltd.	13,000	121,109
Cathay Financial Holding Co., Ltd.	38,000	60,401
Chailease Holding Co., Ltd.	24,000	57,855
Chang Hwa Commercial Bank	227,850	123,227
Chinatrust Financial Holding Co., Ltd.	95,000	59,524
First Financial Holding Company Ltd.	169,381	108,642
Formosa Petrochemical Corporation	293,000	1,009,712
Fubon Financial Holding Co., Ltd.	52,000	81,111
Hon Hai Precision Industry Co., Ltd.	39,544	136,925
Innolux Corporation	279,000	130,189
Largan Precision Co., Ltd.	908	159,598
Lite-On Technology Corp.	121,000	172,777
Nanya Technology Corp.	89,000	251,820
Pegatron Corporation	54,000	140,147
Phison Electronics Corp.	15,000	178,077
Pou Chen Corporation	971,000	1,218,393
Taiwan Semiconductor Manufacturing Co., Ltd.	27,270	194,696
Yuanta Financial Holding Co., Ltd.	180,000	77,463
Zhen Ding Technology Holding Limited	68,000	137,686
		4,542,769
THAILAND—2.2%
Kasikornbank PCL	25,900	166,195
Kasikornbank PCL (e)	10,800	67,034
Krung Thai Bank PCL (b)	284,846	160,573
Krung Thai Bank PCL (e)	114,200	64,377
PTT Global Chemical PCL (e)	444,200	1,025,589
PTT PCL (e)	23,700	289,943
Siam Commercial Bank PCL (e)	53,500	245,442
Thai Oil PCL (e)	169,400	469,850
		2,489,003

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
TURKEY—0.9%
Tupras—Turkiye Petrol Rafinerileri A.S.	28,824	$984,716
UNITED ARAB EMERATES—1.8%
Abu Dhabi Commercial Bank	119,153	230,332
DP World Ltd.	55,572	1,248,147
Dubai Islamic Bank PSJ	169,454	279,125
National Bank of Abu Dhabi P.J.S.C.	92,393	256,584
		2,014,188
TOTAL COMMON STOCK
(Cost $44,369,951)		47,660,604
Preferred Stock—1.2%
BRAZIL—0.5%
Braskem S.A.	27,100	363,389
Vale S.A., Class A	15,800	147,501
		510,890
SOUTH KOREA—0.7%
Hyundai Motor Company Ltd.	2,266	202,790
Hyundai Motor Company Ltd.	2,835	231,681
Samsung Electronics Co., Ltd.	186	334,860
		769,331
TOTAL PREFERRED STOCK
(Cost $1,098,821)		1,280,221
Exchange Traded Funds—0.6%
United States—0.6%
Vanguard FTSE Emerging Markets ETF (Cost $643,762)	14,500	631,765
Mutual Funds—55.0%
UNITED STATES—55.0%
Pear Tree PanAgora Risk Parity Emerging Markets Inst. (Cost $60,543,226)	6,294,709	61,562,251

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
Short Term Investments—0.2%
	Par Value	Value
State Street Bank & Trust Co., FICC repo .12%, 10/02/17, (Dated 09/ 29/17), Collateralized by 240,000 par U.S. Treasury Note-2.25% due 11/15/2024, Market Value $243,675 Repurchase Proceeds $234,898 (Cost $234,895)	$234,895	$234,895
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED) (Cost $106,890,655)		111,369,736
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—1.5%
Money Market—1.5%
BlackRock FedFund (Institutional Shares) (Cost $1,703,178)	1,703,178	1,703,178
TOTAL INVESTMENTS—101.1% (Cost $108,593,833)		113,072,914
OTHER ASSETS & LIABILITIES (Net)—(1.1%)		(1,198,658)
NET ASSETS—100%		$111,874,256

*
Investment in affiliated security. This Fund is advised by Pear Tree Advisors, Inc. which also serves as advisor to Pear Tree PanAgora Emerging Markets Fund.

(a)
Non-income producing security.

(b)
All or a portion of this security was out on loan.

(c)
ADR—American Depositary Receipts

(d)
GDR—Global Depositary Receipts

(e)
NVDR—Non Voting Depositary Receipts

(f)
At September 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $108,736,106 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,912,399
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,575,591)
Net unrealized appreciation / (depreciation)	$4,336,808

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
SECTOR ALLOCATION (as a percentage of Total Net Assets)
Energy	6.3%
Financials	6.2%
Information Technology	5.9%
Consumer Discretionary	5.2%
Materials	5.1%
Industrials	4.3%
Utilities	3.5%
Health Care	2.7%
Telecommunication Services	2.2%
Consumer Staples	2.1%
Real Estate	0.3%
Mutual Funds	55.6%
Cash and Other Assets (Net)	0.6%
100.0%
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)
Common Stock—98.2%
	Shares	Value
BRAZIL—2.9%
Banco do Brasil S.A.	13,600	$150,001
BRF S.A.	11,700	168,867
CCR S.A.	11,400	63,805
Cielo S.A.	27,571	191,518
Embraer S.A. (c)	3,663	82,820
ENGIE Brasil Energia S.A.	1,900	21,767
Hypermarcas S.A.	19,300	196,400
Kroton Educacional S.A.	15,700	99,482
Localiza Rent a Car S.A.	7,005	127,758
Lojas Americanas S.A.	13,650	67,770
Lojas Renner S.A..	7,480	85,242
Odontoprev S.A.	23,900	116,545
Qualicorp S.A.	10,400	124,567
Telefonica Brasil S.A. (c)	5,751	91,096
Ultrapar Participacoes S.A.	3,600	85,681
Vale S.A.	11,600	116,834
Weg S.A.	9,780	66,143
		1,856,296
CHILE—5.4%
AES Gener S.A.	290,095	100,800
Aguas Andinas S.A.	226,697	143,640
Banco de Chile	1,314,313	200,791
Banco de Crédito e Inversiones	2,321	148,080
Banco Santander Chile (c)	7,218	214,447
Cencosud S.A.	65,108	199,546
Colbun S.A.	557,708	134,509
Compania Cervecerias Unidas S.A. (c)	7,820	210,593
Empresa Nacional de Telecomunicaciones S.A.	23,218	240,972
Empresas CMPC S.A.	87,774	230,701
Empresas Copec S.A.	23,802	310,714
Enel Américas S.A. (c)	11,249	114,965
Enel Chile S.A. (c)	18,822	112,932
Enel Generación Chile S.A. (c)	3,670	96,741
Itaú CorpBanca (c)	9,996	138,944
LATAM Airlines Group S.A.	17,862	235,045
Quimica y Minera de Chile S.A. (c)	4,793	266,778
S.A.C.I. Falabella	34,029	331,407
		3,431,605

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
CHINA—4.6%
Anhui Conch Cement Company Limited H	43,000	$171,478
Bank of Communications Co., Ltd. H	40,000	29,189
Beijing Enterprises Holdings Limited	25,500	137,111
BYD Co., Ltd. H Shares (b)	14,000	129,852
China Coal Energy Co., Ltd. (b)	284,000	134,161
China Communications Construction Co., Ltd., Class H	15,000	18,723
China Communications Services Corporation Ltd. H	350,000	180,126
China Construction Bank Corporation	157,000	130,244
China National Building Material Co., Ltd. H (b)	200,000	138,519
China Pacific Insurance Group H Shares	10,800	46,525
China Petroleum & Chemical Corporation	212,000	158,772
China Shenhua Energy Co., Ltd.	32,000	75,215
China Taiping Insurance Holdings Co., Ltd.	7,400	19,800
China Telecom Corporation Limited	362,000	185,375
Chongqing Changan Automobile Co., Ltd. B	57,000	75,380
Dongfeng Motor Group Company Limited	114,000	150,614
Industrial & Commercial Bank of China Ltd.	195,000	144,792
Jiangxi Copper Company Limited	112,000	176,936
PetroChina Company Limited (b)(c)	2,193	140,593
Shandong Weigao Group Medical Polymer Co., Ltd.	124,000	87,787
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. B	19,200	30,413
Sino-Ocean Land Holdings Ltd.	49,000	32,683
Sinopec Shanghai Petrochemical Co., Ltd.	169,000	100,606
Tsingtao Brewery Co., Ltd.	36,000	137,802
Yanzhou Coal Mining Company Limited	176,000	173,269
Zhejiang Expressway Co., Ltd.	114,000	141,712
		2,947,677
COLOMBIA—1.2%
Cementos Argos S.A.	29,769	118,593
Ecopetrol S.A.	533,040	254,097
Grupo Argos S.A.	27,953	201,017
Interconexión Eléctrica S.A.	46,282	215,580
		789,287
CZECH REPUBLIC—1.2%
CEZ A.S.	10,798	216,541
Czech Republic, A.S.	8,560	105,027
Komercni Banka A.S.	5,748	250,755
Moneta Money Bank A.S. (d)	51,081	179,664
		751,987

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
EGYPT—1.0%
Commercial International Bank	47,530	$219,608
EFG Hermes Holding S.A.E.	149,120	190,096
Global Telecom Holding SAE (a)(b)	675,664	245,000
		654,704
GREECE—1.4%
Folli-Follie S.A. (a)	6,639	144,226
Hellenic Telecommunication Organization S.A.	15,732	190,116
Jumbo S.A.	7,684	126,989
Opap S.A.	14,887	157,395
Titan Cement Company S.A.	9,850	249,239
		867,965
HONG KONG—1.8%
AAC Technologies Holdings Inc.	6,500	109,176
Alibaba Health Information Technology Ltd. (a)	112,000	55,920
China Huishan Dairy Holdings Co., Ltd. (a)(b)	208,000	—
China Jinmao Holdings Group Ltd.	50,000	25,156
China Mengniu Dairy Company Limited	78,000	218,187
China Merchants Holdings International Co., Ltd.	6,000	18,512
China Mobile Limited	18,500	187,458
GCL-Poly Energy Holdings Ltd. (a)(b)	648,000	88,765
Hanergy Thin Film Power Group Ltd.*(a)	36,000	—
Semiconductor Manufacturing International Corp. (a)(b)	73,000	82,428
Soho China Limited	31,000	17,740
Sun Art Retail Group Ltd.	154,000	142,936
Want Want China Holdings Limited	254,000	178,520
		1,124,798
HUNGARY—1.1%
MOL Hungarian Oil and Gas PLC	22,112	251,655
OTP Bank Nyrt.	4,484	168,321
Richter Gedeon Nyrt.	10,901	270,871
		690,847
INDIA—5.1%
Apollo Hospitals Enterprise Ltd.	6,241	96,013
Bajaj Finance Ltd.	1,472	116,620
Bharat Heavy Electricals Limited	23,370	30,053
Bharat Heavy Electricals Ltd.	46,739	60,105
Bharti Airtel Ltd.	15,428	91,713
Bharti Infratel Ltd.	24,442	148,796
Coal India Ltd.	32,375	134,318

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
INDIA (continued)
Dabur India Ltd.	42,635	$199,240
GAIL (India) Ltd.	14,130	90,605
HCL Technologies Ltd.	13,785	183,814
Hindustan Unilever Ltd.	8,397	150,361
Housing Development Finance Corp Ltd. (a)	3,730	98,803
Idea Cellular Ltd.	55,898	66,578
Indiabulls Housing Finance Limited	4,642	84,994
Infosys Technologies Ltd. (c)	6,000	87,540
ITC Ltd.	43,137	170,316
JSW Steel Ltd.	17,000	64,908
Larsen & Toubro Ltd.	10,513	184,283
Mahindra & Mahindra Financial Services Ltd.	17,100	107,948
Marico Ltd.	15,237	72,348
Nestle India Ltd.	659	73,194
NTPC Limited	75,599	193,685
Piramal Enterprises Ltd.	3,581	144,893
Shriram Transport Finance Co., Ltd.	5,000	80,756
Siemens Ltd.	8,506	154,441
Tata Consultancy Services Ltd.	2,375	88,630
Tech Mahindra Ltd.	12,217	85,586
United Spirits Ltd. (a)	1,879	69,039
Wipro Ltd.	24,000	102,952
		3,232,532
INDONESIA—5.9%
PT Adaro Energy Tbk	1,385,800	187,771
PT AKR Corporindo Tbk	423,500	223,242
PT Astra International Tbk	346,700	203,351
PT Bank Central Asia Tbk	95,600	144,085
PT Gudang Garam Tbk	24,900	121,644
PT Hanjaya Mandala Sampoerna Tbk	365,000	104,603
PT Indocement Tunggal Prakarsa Tbk	150,200	210,764
PT Indofood CBP Sukses Makmur Tbk	173,400	112,326
PT Indofood Sukses Makmur Tbk	169,300	105,899
PT Jasa Marga (Persero) Tbk	441,200	183,438
PT Kalbe Farma Tbk	2,372,600	293,294
PT Matahari Department Store Tbk	158,400	109,077
PT Media Nusantara Citra Tbk	1,054,800	103,373
PT Perusahaan Gas Negara (Persero) Tbk	1,075,300	125,740
PT Semen Indonesia (Persero) Tbk	247,300	185,902
PT Surya Citra Media Tbk	755,400	122,825

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
INDONESIA (continued)
PT Telekomunikasi Indonesia Tbk (c)	6,372	$218,560
PT Unilever Indonesia Tbk	32,200	117,083
PT United Tractors Tbk	127,500	302,918
PT Waskita Karya (Persero) Tbk	963,100	126,921
PT XL Axiata Tbk (a)	721,600	200,370
Tower Bersama Infrastructure	478,700	233,681
		3,736,867
MALAYSIA—5.6%
Alliance Financial Group Berhad	195,800	180,846
AMMB Holdings Berhad	165,000	170,373
Astro Malaysia Holdings Berhad	298,500	199,354
Axiata Group Berhad	78,200	97,044
Berjaya Sports Toto Berhad	181,635	106,249
CIMB Group Holdings Berhad	77,700	115,929
Genting Berhad	70,800	160,128
Hartalega Holdings Berhad	116,700	192,358
Hong Leong Bank Berhad	59,500	223,486
IHH Healthcare Berhad	220,400	300,130
Lafarge Malaysia Berhad (a)	46,700	74,764
Petronas Chemicals Group Berhad	180,700	311,972
Petronas Dagangan Berhad	26,900	154,934
Petronas Gas Berhad	46,700	197,970
PPB Group Berhad	55,100	220,009
Public Bank Bhd	40,500	196,050
SapuraKencana Petroleum Berhad	229,400	82,579
Telekom Malaysia Berhad	72,600	111,758
Tenaga Nasional Berhad	53,400	181,098
YTL Corporation Berhad	336,100	108,252
YTL Power International Berhad	574,200	186,301
		3,571,584
MEXICO—5.1%
Alfa S.A.B. de C.V., Series A	80,500	101,783
América Móvil S.A.B. Series L (c)	18,222	323,441
Cemex S.A. de C.V. (a)(c)	14,620	132,750
El Puerto de Liverpool S.A.B. de C.V.	25,310	205,076
Fibra Uno Administración S.A. de C.V.	75,584	127,923
Fomento Económico Mexicano S.A.B. (c)	832	79,481
Gentera SAB de C.V.	153,500	249,476
Grupo Aeroportuario del Pacífico S.A.B. (c)	1,490	152,770
Grupo Aeroportuario del Sureste, S. A. B. de C.V., Series B	6,905	132,120

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
MEXICO (continued)
Grupo Carso SAB de C.V., Series A1	18,200	$72,084
Grupo Financiero Banorte SAB de C.V.	21,100	145,739
Grupo Financiero Inbursa SAB de C.V.	64,100	117,563
Grupo Lala SAB de C.V.	101,900	173,305
Grupo México S.A.B. de C.V., Series B	50,700	155,779
Grupo Televisa S.A.B. (c)	7,161	176,662
Industrias Penoles SAB de C.V.	5,970	149,127
Infraestructura Energética Nova SAB de C.V.	68,900	387,071
Mexichem SAB de C.V.	46,638	123,359
Promotora Y Operadora de Infraestructura, S.A.B. de C.V.	10,285	108,941
Santander México SAB de C.V.	67,800	138,058
		3,252,508
PERU—0.6%
Credicorp Ltd.	1,061	217,526
Southern Copper Corporation	4,615	183,493
		401,019
PHILIPPINES—7.1%
Aboitiz Equity Ventures, Inc.	137,430	198,302
Aboitiz Power Corporation	471,200	397,463
Alliance Global Group, Inc. (a)	553,900	174,895
Ayala Corporation	8,000	152,757
Ayala Land Inc.	203,000	173,830
Bank of the Philippine Islands	78,016	152,732
BDO Unibank, Inc.	33,224	85,481
DMCI Holdings, Inc.	668,550	205,305
Energy Development Corporation	1,597,244	176,705
Globe Telecom, Inc.	7,640	308,310
GT Capital Holdings Inc.	5,230	119,529
International Container Terminal Services, Inc.	101,840	208,493
JG Summit Holdings, Inc. (a)	112,940	166,744
Jollibee Foods Corporation	112,010	537,565
Megaworld Corporation	1,381,000	142,179
Metro Pacific Investments Corporation	978,900	129,108
Metropolitan Bank & Trust Company	61,658	104,990
PLDT Inc.	6,021	197,699
Robinsons Land Corporation	228,900	114,001
SM Investments Corporation	13,677	237,734
SM Prime Holdings, Inc.	176,800	119,898
Universal Robina Corporation	135,030	406,157
		4,509,877

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
POLAND—4.8%
Bank Pekao S.A.	4,896	$171,785
CCC S.A.	2,574	194,738
Cyfrowy Polsat S.A. (a)	39,652	282,056
Eurocash S.A.	30,896	327,075
Grupa Azoty S.A.	6,229	136,256
Grupa LOTOS S.A.	16,330	267,459
LPP S.A.	117	262,090
Orange Polska S.A. (a)	207,094	300,301
PGE S.A.	55,048	200,690
Polski Koncern Naftowy ORLEN S.A.	7,790	259,873
Polskie Gornictwo Naftowe i Gazownictwo S.A.	104,320	194,165
Synthos S.A.	113,546	159,981
Tauron Polska Energia S.A. (a)	297,143	305,443
		3,061,912
QATAR—4.5%
Barwa Real Estate Company Q.S.C.	20,864	183,688
Commercial Bank of Qatar Q.S.C. (a)	19,617	156,817
Doha Bank Q.S.C.	28,307	225,430
Ezdan Holding Group Q.S.C.	21,804	62,870
Industries Qatar Q.S.C.	18,816	473,772
Masraf Al Rayan Q.S.C.	10,865	110,753
Ooredoo Q.S.C.	12,131	275,833
Qatar Electricity & Water Company Q.S.C.	7,498	359,920
Qatar Gas Transport Company Limited (Nakilat) Q.S.C.	125,378	543,655
Qatar Insurance Company	10,599	152,342
Qatar Islamic Bank SAQ	5,324	133,206
Qatar National Bank SAQ	4,700	157,463
		2,835,749
RUSSIA—5.0%
ALROSA ao	161,400	228,823
Federal Hydro-Generating Company RusHydro OAO	15,102,000	225,355
Inter Rao UES OJSC	2,999,000	194,445
Magnit P.J.S.C. (Reg S) (e)	9,322	381,736
MMC Norilsk Nickel P.J.S.C. (c)	12,686	218,389
Mobile TeleSystems (c)	19,024	198,611
Moscow Exchange MICEX-RTS	117,750	236,773
NovaTek OAO (Reg S) (e)	1,911	224,160
OAO Rostelecom	128,730	154,792
PhosAgro (e)	19,230	274,028
Sberbank	58,790	196,583

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
RUSSIA (continued)
Severstal (e)	15,074	$225,356
Sistema JSFC (Reg S) (e)	40,009	192,043
VTB Bank OJSC	238,070,000	254,815
		3,205,909
SOUTH AFRICA—3.7%
Anglogold Ashanti Ltd. (c)	7,444	69,155
Aspen Pharmacare Holdings Limited	4,802	107,888
Bidvest Group Limited	14,289	182,582
Brait SE	6,600	26,131
Discovery Ltd.	14,321	149,076
Exxaro Resources Ltd.	19,049	173,185
Hyprop Investments Limited	2,183	17,079
Imperial Holdings Limited	4,233	59,906
Life Healthcare Group Holdings Ltd.	46,623	81,774
Massmart Holdings Ltd.	5,100	42,106
Mondi Limited	5,386	144,084
Mr Price Group Ltd.	3,994	53,216
MTN Group Limited	8,028	73,896
Naspers Limited N Shares	446	96,379
Netcare Limited	49,895	87,882
Novus Holdings Ltd.	154	75
Pick n Pay Stores Ltd.	30,164	128,603
Pioneer Foods Group Ltd.	5,782	48,246
Rand Merchant Investment Holdings	30,949	94,983
Redefine Properties Ltd.	26,601	21,045
Sappi Ltd.	17,776	121,107
Sasol Ltd.	3,783	103,866
Shoprite Holdings Ltd.	4,380	67,062
Spar Group Limited (The)	5,801	71,728
Steinhoff International Holdings N.V.	7,219	32,071
Telkom South Africa Limited	15,855	69,568
Tiger Brands Limited	2,856	79,757
Truworths International Ltd.	9,347	53,436
Vodacom Group (Proprietary) Limited	8,778	104,680
		2,360,566
SOUTH KOREA—5.6%
Celltrion Inc. (a)	852	105,630
Daelim Industrial Co., Ltd.	1,154	80,705
Daewoo Securities Co., Ltd.	8,361	71,758
Dongbu Insurance Co., Ltd.	2,011	128,173

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
SOUTH KOREA (continued)
GS Holdings Corp.	2,228	$127,609
Hana Financial Group, Inc.	1,389	57,423
Hanmi Pharmaceuticals, Co., Ltd.	176	69,841
Hotel Shilla Co., Ltd. (b)	2,435	123,732
Hyundai Marine & Fire Insurance, Co., Ltd.	4,958	196,095
Hyundai Wia Corp.	1,684	96,010
Industrial Bank of Korea	12,888	162,035
Kakao Corp. (b)	1,201	150,997
Kangwon Land Inc.	4,846	148,086
Korea Aerospace Industries, Ltd.	290	11,065
Korea Electric Power Corporation	6,395	217,754
Korea Gas Corporation (a)	4,623	169,929
Korea Kumho Petrochemical Co., Ltd.	357	22,473
Korea Zinc Co., Ltd.	418	180,835
LG Innotek Co., Ltd.	657	88,338
LG Uplus Corp.	13,220	154,090
Naver Corp.	102	66,347
NCSoft Corporation	330	133,832
Samsung C&T Corp.	196	23,102
Samsung Electro-Mechanics Co., Ltd.	2,124	189,154
Shinhan Financial Group Co., Ltd.	1,180	51,822
SK Hynix Inc.	1,486	107,556
SK Innovation Co., Ltd.	1,076	186,951
SK Telecom Co., Ltd. (c)	6,435	158,237
S-Oil Corp.	1,916	213,289
Yuhan Co., Ltd.	459	82,755
		3,575,623
TAIWAN—7.3%
Asia Cement Corporation	92,808	81,870
Asia Pacific Telecom Co., Ltd. (a)	401,000	134,883
China Airlines Ltd. (a)	464,000	175,201
China Development Financial Holding Corporation	220,000	66,020
China Steel Corporation	114,208	91,708
Chunghwa Telecom Co., Ltd. (c)	4,621	157,622
EVA Airways Corporation	268,637	131,112
Evergreen Marine Corporation (a)	181,000	104,455
Far Eastern New Century Corporation	99,473	78,728
Far EasTone Telecommunications Co., Ltd.	64,000	152,170
First Financial Holding Company Ltd.	275,764	176,877
Formosa Chemicals & Fiber Corporation	62,330	189,514

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
TAIWAN (continued)
Formosa Petrochemical Corporation	83,000	$286,028
Formosa Plastics Corporation	32,480	98,327
Fubon Financial Holding Co., Ltd.	87,000	135,704
OBI Pharma, Inc. (a)	16,000	91,281
Pou Chen Corporation	97,000	121,714
President Chain Store Corp.	32,000	269,621
SinoPac Financial Holdings Company	221,865	66,434
Standard Foods Corporation	66,138	161,397
Synnex Technology International Corp.	125,900	151,127
TaiMed Biologics Inc. (a)	20,000	126,632
Taishin Financial Holding Co., Ltd.	169,928	73,129
Taiwan Cooperative Financial Holding Co., Ltd.	342,810	176,922
Taiwan Fertilizer Co., Ltd.	142,000	183,798
Taiwan Mobile Co., Ltd.	46,000	163,831
Taiwan Semiconductor Manufacturing Co., Ltd. (c)	4,357	163,605
TECO Electric & Machinery Co., Ltd.	105,000	94,010
Uni-President Enterprises Corporation	169,339	354,604
Wistron Corporation	96,516	77,184
Yuanta Financial Holding Co., Ltd.	156,660	67,419
Yulon Motor Co., Ltd.	185,000	158,315
Zhen Ding Technology Holding Limited	34,000	68,843
		4,630,085
THAILAND—8.3%
Advanced Info Service For Rg	32,700	187,277
Airports of Thailand PCL	113,000	199,910
Bangkok Bank PCL (f)	14,700	82,205
Bangkok Dusit Medical Services (f)	223,900	137,630
Bangkok Dusit Medical Services PLC	257,800	158,468
Bangkok Expressway and Metro PCL	591,100	142,679
BEC World PCL	176,500	86,265
BEC World Public Co., Ltd. (f)	135,500	66,226
Berli Jucker Public Company Limited (f)	71,300	112,776
BTS Group Holdings PCL	498,100	127,699
BTS Group Holdings PCL (f)	455,000	116,649
Bumrungrad Hospital PCL	32,200	207,586
Bumrungrad Hospital PCL (f)	12,000	77,361
Central Pattana PCL	51,100	119,514
Central Pattana Public Company Limited (f)	36,000	84,198
Charoen Pokphand Foods PCL	176,600	141,651
CP ALL PCL (b)	102,100	204,353

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
THAILAND (continued)
Delta Electronics PCL	82,500	$215,836
Electricity Generating PCL	25,100	176,867
Electricity Generating PCL (f)	15,900	112,039
Glow Energy PCL	87,300	233,629
Home Product Center PCL	505,419	184,891
Indorama Ventures Public Company Limited	117,000	148,223
Kasikornbank PCL	14,900	95,610
Kasikornbank PCL (f)	9,000	55,862
KCE Electronics PCL (f)	58,100	174,213
Krung Thai Bank PCL	134,200	75,651
Krung Thai Bank PCL (f)	48,200	27,171
Minor International PCL	114,190	139,528
Minor International PCL (f)	14,400	17,595
PTT Global Chemical PCL	68,800	158,849
Robinson Department Store PCL	40,400	78,135
Robinson Department Store PCL (f)	25,100	48,544
Siam Cement Pub Co-for Reg	10,350	155,172
Siam Commercial Bank PCL	23,000	105,517
Siam Commercial Bank PCL (f)	23,500	107,811
Thai Oil PCL	39,600	109,835
Thai Oil PCL (f)	26,000	72,114
Thai Union Frozen Products PCL (f)	121,400	72,804
Thai Union Group PCL (b)	241,600	144,888
TMB Bank Public Company Limited	1,274,600	96,312
TMB Bank Public Company Limited (f)	933,900	70,568
True Corp. PCL (a)(b)	514,289	94,068
True Corp. PCL (a)(f)	224,800	41,118
		5,265,297
TURKEY—4.6%
Anadolu Efes Biracilik VE	15,911	93,515
Arcelik A.S.	24,815	158,396
BIM Birlesik Magazalar A.S.	7,186	149,902
Coca-Cola Icecek A.S.	9,495	99,341
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. (a)	199,402	150,137
Eregli Demir ve Celik Fabrikalari T.A.S.	97,857	212,517
Ford Otomotiv Sanayi A.S.	16,262	208,335
Koç Holding A.S.	20,318	93,330
Petkim Petrokimya Holding A.S.	117,588	197,555
TAV Havalimanlari Holding A.S.	26,737	132,581
Tofas Turk Otomobil Fabrikasi A.S.	24,383	211,538

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
TURKEY (continued)
Tupras—Turkiye Petrol Rafinerileri A.S.	9,939	$339,547
Turk Hava Yollari A.O. (a)	80,042	196,766
Turk Telekomunikasyon A.S. (a)	94,130	179,565
Turkcell Iletisim Hizmetleri A.S.	47,032	167,679
Turkiye Sise ve Cam Fabrikalari A.S.	145,112	167,151
Ulker Biskuvi Sanayi A.S.	24,756	134,581
		2,892,436
UNITED ARAB EMERATES—4.4%
Abu Dhabi Commercial Bank	71,436	138,091
Aldar Properties P.J.S.C.	219,124	139,007
DAMAC Properties Dubai Company P.J.S.C.	191,432	198,056
DP World Ltd.	21,762	488,774
Dubai Islamic Bank PSJ	103,127	169,871
DXB Entertainments P.J.S.C. (a)	2,120,733	438,824
Emaar Malls Group P.J.S.C.	225,116	142,808
Emaar Properties P.J.S.C.	57,150	132,104
Emirates Telecommunications Group Co. P.J.S.C.	147,835	696,329
National Bank of Abu Dhabi P.J.S.C.	87,062	241,780
		2,785,644
TOTAL COMMON STOCK (Cost $58,434,366)		62,432,774
Preferred Stock—1.3%
BRAZIL—0.3%
Banco Bradesco S.A.	4,501	49,857
Itausa-Investimentos Itau S.A.	40,619	141,590
		191,447
CHILE—0.3%
Embotelladora Andina	38,713	181,033
COLOMBIA—0.4%
Grupo Aval Acciones y Valores S.A.	495,934	224,588
SOUTH KOREA—0.3%
Hyundai Motor Company Ltd.	1,057	94,593
LG Chem Ltd.	482	106,681
		201,274
TOTAL PREFERRED STOCK
(Cost $747,501)		798,342

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
Warrants—0.0%
	Shares	Value
THAILAND—0.0%
Indorama Ventures Public Company Limited (a) (Cost $0)	1	$0
TOTAL INVESTMENTS (EXCLUDING INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED)
(Cost $59,181,867)		63,231,116
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED—1.3%
	Par Value	Value
Money Market—2.2%
BlackRock FedFund (Institutional Shares) (Cost $1,410,983)	$1,410,983	1,410,983
TOTAL INVESTMENTS—101.7% (Cost $60,592,850)		64,642,099
OTHER ASSETS & LIABILITIES (Net)—(1.7%)		(1,064,629)
NET ASSETS—100%		$63,577,470

*
Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.06% of net assets as of March 31, 2017

(a)
Non-income producing security.

(b)
All or a portion of this security was out on loan.

(c)
ADR—American Depositary Receipts

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $179,664 or 0.28% of net assets.

(e)
GDR—Global Depositary Receipts

(f)
NVDR—Non-Voting Depositary Receipts

(g)
At September 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $60,648,448 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,010,687
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,017,036)
Net unrealized appreciation/(depreciation)	$3,993,651

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
SECTOR ALLOCATION (as a percentage of Total Net Assets)
Financials	16.6%
Telecommunication Services	11.2%
Materials	10.7%
Industrials	10.6%
Consumer Discretionary	10.5%
Consumer Staples	10.4%
Energy	8.7%
Utilities	8.5%
Health Care	5.0%
Information Technology	4.1%
Real Estate	3.2%
Cash and Other Assets (Net)	0.5%
100.0%
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)
Common Stock—97.8%
	Shares	Value
AUSTRALIA—3.9%
BHP Billiton plc (a)	1,502,300	$53,256,535
WorleyParsons Limited	2,880,600	30,486,315
		83,742,850
AUSTRIA—2.2%
Andritz AG	782,400	45,200,404
BELGIUM—2.2%
Solvay S.A.	314,518	46,962,671
CANADA—4.6%
Magna International Inc.	880,706	46,879,466
Methanex Corporation	1,003,793	50,310,009
		97,189,475
COLOMBIA—2.1%
Bancolombia S.A. (a)	769,800	35,249,142
Bancolombia S.A.	814,800	9,083,235
		44,332,377
FINLAND—1.9%
Kone OYJ, Class B	766,500	40,564,898
FRANCE—7.3%
Imerys SA	490,379	44,286,317
Ipsos	482,280	16,684,173
Michelin (CGDE)	325,400	47,472,786
Vinci SA	498,100	47,307,806
		155,751,082
GERMANY—16.4%
BASF SE	438,100	46,598,180
Deutsche Telekom AG	2,438,077	45,462,385
Freenet AG	1,249,409	41,753,971
Hannover Rueck SE	337,200	40,610,189
Lanxess AG	532,000	41,955,430
Linde AG	216,500	45,127,344
Muenchener Rueckvers AG	200,830	42,916,803
Symrise AG	584,950	44,410,663
		348,834,965
INDIA—1.9%
Infosys Limited—SP (a)	2,815,292	41,075,110
IRELAND—1.8%
Greencore Group plc	14,172,681	37,259,697
ISRAEL—1.2%
Teva Pharmaceuticals SP (a)	1,481,460	26,073,696

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
ITALY—0.3%
Trevi Finanziaria SpA	7,602,219	$6,879,064
JAPAN—9.1%
Asahi Group Holdings Limited	1,042,100	42,144,668
Kansai Electric Power Company Inc.	3,054,400	39,028,972
KDDI Corporation	1,562,500	41,151,636
Mixi, Inc.	602,300	29,031,015
Nexon Co., Limited	1,563,000	40,734,703
		192,090,994
NORWAY—6.8%
DNB Bank ASA	2,470,330	49,773,778
SpareBank 1 SR-Bank ASA	3,877,987	41,745,636
Yara International ASA	1,183,300	52,986,908
		144,506,322
PUERTO RICO—1.8%
Popular, Inc.	1,073,750	38,590,575
RUSSIA—0.9%
Sberbank of Russia (a)	1,355,000	19,288,425
SINGAPORE—2.1%
United Overseas Bank Limited	2,546,423	44,081,724
SOUTH AFRICA—1.9%
Sasol Limited	1,501,135	41,215,252
SOUTH KOREA—5.9%
Hyundai Mobis Co., Ltd.	133,700	28,015,890
Kia Motors Corporation	886,500	24,497,075
LG Uplus Corporation	2,186,700	25,487,794
Samsung Electronics Company Limited	21,059	47,143,036
		125,143,795
SWEDEN—4.7%
Duni AB	1,281,600	20,113,759
Loomis AB, Class B	824,426	32,720,893
Svenska Handelsbanken AB, Class A	3,051,400	45,981,358
		98,816,010
SWITZERLAND—2.0%
Novartis AG	494,950	42,352,761
THAILAND—4.4%
Siam Commercial Bank PCL	9,584,000	43,968,576
Thai Oil PCL	17,501,700	48,542,946
		92,511,522

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
UNITED KINGDOM—12.4%
Barratt Developments plc	5,570,382	$45,866,455
BBA Aviation plc	7,271,072	29,072,713
Bellway plc	1,066,335	47,108,678
Persimmon plc	1,451,975	50,234,685
Standard Chartered plc	4,227,055	42,004,510
Taylor Wimpey plc	19,075,997	49,971,491
		264,258,532
TOTAL COMMON STOCK (Cost $1,682,201,206)		2,076,722,201
Short Term Investments—2.0%
	Par Value	Value
Money Market—2.0%
State Street Bank Institutional U.S. Government Money Market Fund (Cost $42,570,032)	$42,570,032	42,570,032
TOTAL INVESTMENTS—99.8% (Cost $1,724,771,238)		2,119,292,233
OTHER ASSETS & LIABILITIES (NET)—0.2%		3,402,956
NET ASSETS—100%		$2,122,695,189

(a)
ADR—American Depositary Receipts

(b)
At September 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $1,728,338,809 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$497,045,570
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(106,092,146)
Net unrealized appreciation/(depreciation)	$390,953,424

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
SECTOR ALLOCATION (as a percentage of Total Net Assets)
Financials	21.4%
Materials	20.1%
Consumer Discretionary	17.8%
Industrials	9.5%
Information Technology	7.4%
Telecommunication Services	7.2%
Energy	5.7%
Consumer Staples	3.7%
Health Care	3.2%
Utilities	1.8%
Cash and Other Assets (Net)	2.2%
100.0%
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)
Common Stock—89.7%
	Shares	Value
AUSTRALIA—4.1%
Asaleo Care Limited	6,630,400	$8,030,756
Programmed Maintenance Services Limited	4,077,692	9,622,083
WorleyParsons Limited	1,552,384	16,429,379
		34,082,218
AUSTRIA—0.5%
Semperit AG Holding	125,683	3,860,202
BELGIUM—0.2%
Kinepolis Group	31,973	2,122,280
BRAZIL—1.5%
Equatorial Energia S.A.	630,137	12,197,485
CHINA—3.9%
China Hongxing Sports Limited *(a)	10,258,400	75,568
Shanghai Mechanical & Electrical Industry Co.Limited—B	6,205,338	12,727,148
Shui On Land Limited	46,991,934	12,092,097
Xinhua Winshare Publishing and Media Co., Limited (a)	9,058,500	7,421,958
		32,316,771
DENMARK—1.7%
DFDS A/S	242,390	13,840,413
EGYPT—0.5%
Egypt Kuwait Holding Company S.A.E.	5,882,125	3,999,845
FRANCE—3.7%
Bonduelle S.C.A.	108,700	4,892,319
Elis SA	603,100	16,140,374
Ipsos	265,667	9,190,583
		30,223,276
GERMANY—4.5%
Freenet AG	459,400	15,352,678
QSC AG	1,795,992	3,935,578
Sixt SE	224,525	17,868,638
		37,156,894
HONG KONG—4.9%
AMVIG Holdings Limited	12,282,000	3,490,634
Samson Holding Limited	49,999,800	6,785,102
Texwinca Holdings Limited	17,658,200	10,602,335
VST Holdings Limited	13,945,360	4,623,935
VTech Holdings Limited	1,005,400	14,647,496
		40,149,502

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
INDIA—3.7%
KRBL Limited	646,753	$4,870,450
LIC Housing Finance Limited	1,090,800	10,470,478
NIIT Technologies Limited	707,875	5,897,513
South Indian Bank Limited	22,518,201	9,704,338
		30,942,779
IRELAND—2.5%
Glanbia plc	573,000	10,796,315
IFG Group plc	1,648,131	3,523,956
UDG Healthcare plc	533,477	6,072,498
		20,392,769
ITALY—0.9%
De'Longhi SpA	234,489	7,545,531
JAPAN—12.2%
Chugoku Marine Paints Limited	792,500	6,619,702
Daicel Corporation	871,700	10,492,434
IBJ Leasing Company, Limited	635,700	17,182,606
Nihon House Holdings Co., Limited	1,761,900	10,181,500
Prima Meat Packers Limited	2,073,000	14,003,400
Unipres Corporation	701,000	19,476,544
VT Holdings Co., Limited	1,442,400	8,245,578
Zojirushi Corporation	1,492,100	14,277,962
		100,479,726
NETHERLANDS—2.0%
Arcadis NV	762,383	16,422,497
NORWAY—5.4%
ABG Sundal Collier Holding ASA	5,744,788	4,038,617
Borregaard ASA	716,300	8,025,531
Fjourd1 A.S.	1,732,644	8,722,165
SpareBank Nord-Norge	801,996	6,216,984
Sparebank 1 Oestlandet	504,105	5,442,395
SpareBank 1 SMN	601,465	6,134,855
SpareBank 1 SR-Bank ASA	582,026	6,265,376
		44,845,923
PHILIPPINES—0.6%
Manila Water Company, Inc.	7,843,370	4,763,196
PORTUGAL—1.2%
Redes Energéticas Nacionais, SGPS, S.A.	3,132,100	10,189,662

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
	Shares	Value
South Korea—1.4%
Cuckoo Electronics Co., Limited	103,840	$11,604,767
SWEDEN—2.8%
Duni AB	250,289	3,928,100
Loomis AB, Class B	428,256	16,997,182
Nolato AB, Class B	41,600	2,004,549
		22,929,831
TAIWAN—8.4%
Chong Hong Construction Co., Limited	3,027,755	6,969,308
Holtek Semiconductor, Inc.	4,377,400	8,372,550
Huaku Development Co., Limited	2,800,400	6,113,523
Sitronix Technology Corporation	4,440,100	12,885,134
Taiwan Union Technology Corporation	6,396,300	16,958,928
WT Microelectronics Co., Limited	6,033,040	9,539,779
Yageo Corporation	1,225,201	8,525,175
		69,364,397
THAILAND—5.5%
Hana Microelectronics PCL	6,330,180	9,015,999
Ratchaburi Electricity Generating Holding PCL	6,181,800	9,963,171
Thai Union Group PCL	20,532,296	12,313,221
Thanachart Capital PCL	9,490,100	13,872,335
		45,164,726
UNITED KINGDOM—17.6%
BBA Aviation plc	3,639,296	14,551,391
Clarkson plc	101,631	3,896,120
Conviviality plc	1,931,100	10,660,812
Crest Nicholson Holdings plc	2,447,217	18,133,679
Galliford Try plc	962,017	17,440,898
Go-Ahead Group plc	705,747	16,104,676
Halfords Group plc	3,530,388	16,580,544
Keller Group plc	861,086	9,443,946
Lancashire Holdings Limited	1,637,160	14,643,021
The Restaurant Group plc	835,700	3,380,663
Vitec Group plc	277,418	4,066,682
Wetherspoon (J.D.) plc	965,600	16,237,879
		145,140,311
TOTAL COMMON STOCK (Cost $591,410,127)		739,735,001

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
Preferred Stock—2.6%
	Shares	Value
GERMANY—2.6%
Dräegerwerk AG (Cost $ 16,832,712)	193,662	$21,456,613
Short Term Investments—11.3%
	Par Value	Value
Money Market—11.3%
State Street Bank Institutional U.S. Government Money Market Fund (Cost $ 92,781,074)	$92,781,074	92,781,074
TOTAL INVESTMENTS—103.6% (Cost $ 701,023,913)		853,972,688
OTHER ASSETS & LIABILITIES (NET)—(3.6)%		(29,768,798)
NET ASSETS—100%		$824,203,890

*
Fair Valued by Valuation Committee as delegated by Pear Tree Funds Board of Trustees that represent 0.01% of net assets as of September 30, 2017.

(a)
Non-income producing security

(b)
At September 30, 2017, the unrealized appreciation of investments based on aggregate cost for federal tax purposes of  $701,762,177 was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$165,571,359
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,360,848)
Net unrealized appreciation/(depreciation)	$152,210,511

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)
The percentage of each investment category is calculated as a percentage of net assets.
SECTOR ALLOCATION (as a percentage of Total Net Assets)
Industrials	21.6%
Consumer Discretionary	20.6%
Financials	12.3%
Information Technology	11.2%
Consumer Staples	7.9%
Utilities	4.5%
Materials	3.5%
Health Care	3.3%
Real Estate	3.1%
Telecommunication Services	2.3%
Energy	2.0%
Cash and Other Assets (Net)	7.7%
100.0%
Industry sector diversificationPercent of net assets

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

This page intentionally left blank.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2017 (Unaudited)
	Small Cap	Quality
Assets:
Investments at value (Includes collateral from securities on loan of $5,129,560; $7,299,871; $1,703,178; $1,410,983; $0; $0, respectively)* (Note 2)	$121,229,373	$132,008,089
Investment at value of affliliated securities	—	—
Repurchase agreements/commercial paper	—	911,475
Total Investments	121,229,373	132,919,564
Foreign currency at value (Cost $15,250 for Small Cap, $14,300 for Quality, $105,305 for Emerging Markets, $225,675 for Risk Parity, $-0- for Foreign Value and $6 for Foreign Value Small Cap)	15,204	14,265
Cash	4,051	123
Dividends, interest and foreign tax reclaims receivable	57,178	144,165
Receivable for investments sold	—	—
Receivable for shares of beneficial interest sold	500	699
Unrealized gain on spot foreign currency contracts (Note 2)	37	—
Other assets	23,360	14,839
Total Assets	$121,329,703	$133,093,655
Liabilities:
Payable for investments purchased	$—	$—
Payable for shares of beneficial interest repurchased	—	—
Payable for compensation of manager (Note 3)	73,066	77,884
Payable for distribution fees (Note 3)	21,524	24,770
Payable to custodian	12,625	17,053
Payable to transfer agent (Note 3)	16,647	18,728
Payable for collateral received for securities loaned	5,129,560	7,299,871
Payable for foreign capital gain tax	—	—
Unrealized loss on spot foreign currency contracts (Note 2)	—	—
Other accrued expenses and liabilities	—	—
Total Liabilities	$5,253,422	$7,438,306
Net Assets	$116,076,281	$125,655,349

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2017 (Unaudited)
	Emerging Markets	Risk Parity	Foreign Value	Foreign Value Small Cap
Assets:
Investments at value (Includes collateral from securities on loan of $5,129,560; $7,299,871; $1,703,178; $1,410,983; $0; $0, respectively)* (Note 2)	$51,275,768	$64,642,099	$2,119,292,233	$853,972,688
Investment at value of affliliated securities	61,562,251	—	—	—
Repurchase agreements/commercial paper	234,895	—	—	—
Total Investments	113,072,914	64,642,099	2,119,292,233	853,972,688
Foreign currency at value (Cost $15,250 for Small Cap, $14,300 for Quality, $105,305 for Emerging Markets, $225,675 for Risk Parity, $-0- for Foreign Value and $6 for Foreign Value Small Cap)	104,338	225,486	—	6
Cash	—	58,308	—	—
Dividends, interest and foreign tax reclaims receivable	54,663	41,943	5,872,648	2,938,754
Receivable for investments sold	8,644	120,488	—	1,271,135
Receivable for shares of beneficial interest sold	546,164	—	489,376	935,705
Unrealized gain on spot foreign currency contracts (Note 2)	—	—	—	—
Other assets	7,810	1,096	22,387	—
Total Assets	$113,794,533	$65,089,420	$2,125,676,644	$859,118,288
Liabilities:
Payable for investments purchased	$—	$—	$—	$33,694,365
Payable for shares of beneficial interest repurchased	4,967	—	763,263	118,561
Payable for compensation of manager (Note 3)	32,434	31,759	1,564,906	557,256
Payable for distribution fees (Note 3)	21,709	324	182,448	63,687
Payable to custodian	52,570	32,589	229,602	103,520
Payable to transfer agent (Note 3)	16,858	3,575	194,833	68,496
Payable for collateral received for securities loaned	1,703,178	1,410,983	—	—
Payable for foreign capital gain tax	88,561	32,720	—	291,461
Unrealized loss on spot foreign currency contracts (Note 2)	—	—	—	13,755
Other accrued expenses and liabilities	—	—	46,403	3,297
Total Liabilities	$1,920,277	$1,511,950	$2,981,455	$34,914,398
Net Assets	$111,874,256	$63,577,470	$2,122,695,189	$824,203,890

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2017 (Unaudited)
	Small Cap	Quality
Net Assets Consist Of:
Shares of beneficial interest	$77,410,002	$91,270,474
Undistributed net investment income/(loss)	441,628	690,034
Accumulated net realized gain/(loss) on investments, foreign denominated assets, liabilities and currency	7,500,858	7,364,347
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities and currency	30,723,793	26,330,494
Net Assets	$116,076,281	$125,655,349
Investments at cost—Non-affiliated securities	$90,505,571	$106,588,986
Investments at cost—Affiliated securities	$—	$—
Total Investment cost	$90,505,571	$106,588,986
Net assets
Ordinary Shares	$108,676,083	$119,293,490
Institutional Shares	$7,400,198	$6,361,859
R6 Shares	—	—
Shares of beneficial interest outstanding (unlimited number of shares authorized)
Ordinary Shares	4,047,478	6,241,833
Institutional Shares	235,390	312,088
R6 Shares	—	—
Net asset value and offering price per share
Ordinary Shares	$26.85	$19.11
Institutional Shares	$31.44	$20.38
R6 Shares	—	—
*
Includes securities on loan to brokers with market value of  $5,017,870; $7,153,857; $1,614,474; $1,327,438; $0; $0, respectively.)

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2017 (Unaudited)
	Emerging Markets	Risk Parity	Foreign Value	Foreign Value Small Cap
Net Assets Consist Of:
Shares of beneficial interest	$132,691,108	$62,701,701	$1,789,411,652	$656,922,626
Undistributed net investment income/(loss)	1,931,926	828,572	41,751,482	14,708,806
Accumulated net realized gain/(loss) on investments, foreign denominated assets, liabilities and currency	(27,137,943)	(3,969,863)	(103,111,366)	(85,828)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities and currency	4,389,165	4,017,060	394,643,421	152,658,286
Net Assets	$111,874,256	$63,577,470	$2,122,695,189	$824,203,890
Investments at cost—Non-affiliated securities	$48,050,607	$60,592,850	$1,724,771,238	$701,023,913
Investments at cost—Affiliated securities	$60,543,226	$—	$—	$—
Total Investment cost	$108,593,833	$60,592,850	$1,724,771,238	$701,023,913
Net assets
Ordinary Shares	$104,664,777	$1,594,860	$915,065,299	$316,592,313
Institutional Shares	$7,209,479	$61,982,610	$968,713,360	$499,451,468
R6 Shares	—	—	$238,916,530	$8,160,109
Shares of beneficial interest outstanding (unlimited number of shares authorized)
Ordinary Shares	4,773,889	164,061	42,966,087	19,941,913
Institutional Shares	323,717	6,337,035	45,497,305	31,364,297
R6 Shares	—	—	20,731,723	661,646
Net asset value and offering price per share
Ordinary Shares	$21.92	$9.72	$21.30	$15.88
Institutional Shares	$22.27	$9.78	$21.29	$15.92
R6 Shares	—	—	$11.52	$12.33

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS

For the Six Months Ended September 30, 2017

	Small Cap	Quality
Investment Income:
Dividends *	$1,021,853	$1,404,674
Interest	11,207	358
Sec Lending Income	68,586	36,828
Total Investment Income	$1,101,646	$1,441,860
Expenses:
Compensation of manager (Note 3)	456,020	619,034
Distribution fees, Ordinary Shares (Note 3)	133,491	146,853
Administrative fees (Note 3)	16,263	17,327
Custodian and fund accounting fees	17,000	18,877
Regulatory and Compliance (Note 3)	4,826	5,132
Transfer agent fees (Note 3):
Ordinary Shares	87,339	95,924
Institutional Shares	5,758	5,128
R6 Shares	—	—
Audit and legal	7,763	8,257
Registration fees	17,029	12,913
Insurance	1,638	1,741
Compensation of trustees (Note 3)	3,396	3,612
Printing	4,147	4,425
Miscellaneous	3,418	3,642
Total expenses before waivers/reimbursements/reductions	758,088	942,865
Waivers and/or reimbursements of expenses (Note 3)	(4,266)	(158,162)
Expenses, Net	$753,822	$784,703
Net Investment income/(loss)	$347,824	$657,157
Realized and unrealized gain/(loss) on investments, foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments**	$1,630,246	$3,000,100
Foreign denominated assets, liabilities, and currency	(383)	846
Change in unrealized appreciation/(depreciation) of:
Investments	162,440	7,030,385
Foreign denominated assets, liabilities, and currency	(11)	(40)
Net realized and unrealized gain/(loss) on investment and foreign currency	1,792,292	10,031,291
Net increase/(decrease) in net assets resulting from operations	$2,140,116	$10,688,448
*
Dividends are net of foreign withholding taxes of  $6,991 for Small Cap, $38,166 for Quality, $124,753 for Emerging Markets, $147,421 for Risk Parity, $3,571,001 for Foreign Value and $1,219,879 for Foreign Value Small Cap.

**
Net realized gains on Investments are net of foreign withholding taxes of  $-0- for Small Cap, $-0- for Quality, $40,567 for Emerging Markets, $6,863 for Risk Parity, $-0- for Foreign Value and $-0- for Foreign Value Small Cap.

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF OPERATIONS (continued)

For the Six Months Ended September 30, 2017
	Emerging Markets	Risk Parity	Foreign Value	Foreign Value Small Cap
Investment Income:
Dividends*	$1,026,031	$1,049,630	$33,141,412	$14,180,728
Interest	68	23	211,801	94,964
Sec Lending Income	9,037	2,717	—	—
Total Investment Income	$1,035,136	$1,052,370	$33,353,213	$14,275,692
Expenses:
Compensation of manager (Note 3)	262,974	186,362	9,543,371	3,376,169
Distribution fees, Ordinary Shares (Note 3)	131,773	1,972	1,124,363	367,889
Administrative fees (Note 3)	15,871	8,646	256,088	90,305
Custodian and fund accounting fees	55,000	53,489	283,750	117,473
Regulatory and Compliance (Note 3)	4,703	2,560	75,492	26,645
Transfer agent fees (Note 3):
Ordinary Shares	86,339	1,329	729,315	238,421
Institutional Shares	5,871	48,840	659,371	299,505
R6 Shares	—	—	9,878	333
Audit and legal	7,566	4,115	120,894	42,802
Registration fees	18,297	3,358	43,827	33,387
Insurance	1,596	869	25,616	9,041
Compensation of trustees (Note 3)	3,309	1,802	53,128	18,752
Printing	4,049	2,207	65,547	23,125
Miscellaneous	3,341	1,812	53,331	18,831
Total expenses before waivers/reimbursements/reductions	600,689	317,361	13,043,971	4,662,678
Waivers and/or reimbursements of expenses (Note 3)	(60,728)	(24,738)	(1,443,074)	(559,745)
Expenses, Net	$539,961	$292,623	$11,600,897	$4,102,933
Net Investment income/(loss)	$495,175	$759,747	$21,752,316	$10,172,759
Realized and unrealized gain/(loss) on investments, foreign currency, and foreign translation:
Net realized gain/(loss) (Note 2) on:
Investments**	$5,138,763	$(94,449)	$65,867,931	$12,647,891
Foreign denominated assets, liabilities, and currency	5,680	6,372	(453,916)	(127,088)
Change in unrealized appreciation/(depreciation) of:
Investments	2,473,764	3,630,484	113,245,696	78,172,148
Foreign denominated assets, liabilities, and currency	1,918	(17,223)	160,673	(219,506)
Net realized and unrealized gain/(loss) on investment and foreign currency	7,620,125	3,525,184	178,820,384	90,473,445
Net increase/(decrease) in net assets resulting from operations	$8,115,300	$4,284,931	$200,572,700	$100,646,204

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Small Cap
	Semi-Annual Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$347,824	$272,211
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	1,629,863	7,578,151
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	162,429	13,767,268
Net increase/(decrease) from operations	$2,140,116	$21,617,630
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(581,080)
Institutional shares	—	(44,869)
R 6 Shares	—	—
Net realized gains
Ordinary shares	—	(632,387)
Institutional shares	—	(35,905)
R 6 Shares	—	—
Total distributions	$—	$(1,294,241)
Fund share transactions (Note 8)	(2,531,089)	(780,175)
Increase/(decrease) in net assets	$(390,973)	$19,543,214
Net assets beginning of period	116,467,254	96,924,040
Net assets end of period*	$116,076,281	$116,467,254
* Includes undistributed net investment income/(loss) of:	$441,628	$93,804

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Quality
	Semi-Annual Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$657,157	$1,177,531
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	3,000,946	7,915,319
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	7,030,345	6,445,719
Net increase/(decrease) from operations	$10,688,448	$15,538,569
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(1,201,347)
Institutional shares	—	(90,433)
R 6 Shares	—	—
Net realized gains
Ordinary shares	—	(5,099,853)
Institutional shares	—	(316,791)
R 6 Shares	—	—
Total distributions	$—	$(6,708,424)
Fund share transactions (Note 8)	(4,115,784)	(11,779,255)
Increase/(decrease) in net assets	$6,572,664	$(2,949,110)
Net assets beginning of period	119,082,685	122,031,795
Net assets end of period*	$125,655,349	$119,082,685
* Includes undistributed net investment income/(loss) of:	$690,034	$32,877

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Emerging Markets
	Semi-Annual Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$495,175	$1,494,278
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	5,144,443	986,557
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	2,475,682	7,191,031
Net increase/(decrease) from operations	$8,115,300	$9,671,866
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(1,694,688)
Institutional shares	—	(316,247)
R 6 Shares	—	—
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
R 6 Shares	—	—
Total distributions	$—	$(2,010,935)
Fund share transactions (Note 8)	(6,951,851)	(18,331,368)
Increase/(decrease) in net assets	$1,163,449	$(10,670,437)
Net assets beginning of period	110,710,807	121,381,244
Net assets end of period*	$111,874,256	$110,710,807
* Includes undistributed net investment income/(loss) of:	$1,931,926	$1,436,751

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Risk Parity
	Semi-Annual Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$759,747	$769,840
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	(88,077)	(1,209,630)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	3,613,261	3,651,120
Net increase/(decrease) from operations	$4,284,931	$3,211,330
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(14,514)
Institutional shares	—	(686,298)
R 6 Shares	—	—
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
R 6 Shares	—	—
Total distributions	$—	$(700,812)
Fund share transactions (Note 8)	(174,532)	4,133,313
Increase/(decrease) in net assets	$4,110,399	$6,643,831
Net assets beginning of period	59,467,071	52,823,240
Net assets end of period*	$63,577,470	$59,467,071
* Includes undistributed net investment income/(loss) of:	$828,572	$68,825

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value
	Semi-Annual Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$21,752,316	$22,063,992
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	65,414,015	28,627,343
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	113,406,369	149,337,539
Net increase/(decrease) from operations	$200,572,700	$200,028,874
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(8,477,311)
Institutional shares	—	(9,379,254)
R 6 Shares	—	—
Net realized gains
Ordinary shares	—	—
Institutional shares	—	—
R 6 Shares	—	—
Total distributions	$—	$(17,856,565)
Fund share transactions (Note 8)	266,018,716	(156,029,344)
Increase/(decrease) in net assets	$466,591,416	$26,142,965
Net assets beginning of period	1,656,103,773	1,629,960,808
Net assets end of period*	$2,122,695,189	$1,656,103,773
* Includes undistributed net investment income/(loss) of:	$41,751,482	$19,999,166

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Foreign Value Small Cap
	Semi-Annual Ended September 30, 2017 (Unaudited)	Year Ended March 31, 2017
Increase (Decrease) in Net Assets:
Operations:
Net investment income/(loss)	$10,172,759	$10,359,209
Net realized gain/(loss) on investments, foreign denominated assets, liabilities, and currency	12,520,803	(12,775,149)
Unrealized appreciation/(depreciation) of investments, foreign denominated assets, liabilities, and currency	77,952,642	83,099,339
Net increase/(decrease) from operations	$100,646,204	$80,683,399
Distributions to shareholders from:
Net investment income
Ordinary shares	$—	$(2,796,624)
Institutional shares	—	(3,807,349)
R 6 Shares	—	—
Net realized gains
Ordinary shares	—	(1,654,113)
Institutional shares	—	(1,795,050)
R 6 Shares	—
Total distributions	$—	$(10,053,136)
Fund share transactions (Note 8)	137,727,651	(39,155,442)
Increase/(decrease) in net assets	$238,373,855	$31,474,821
Net assets beginning of period	585,830,035	554,355,214
Net assets end of period*	$824,203,890	$585,830,035
* Includes undistributed net investment income/(loss) of:	$14,708,806	$4,536,047

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$26.35	$21.61	$24.65	$27.62	$22.50	$20.36
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.08	0.06	0.16	0.04	(0.08)	(0.03)
Net realized and unrealized gain/(loss) on securities	0.42	4.99	(1.59)	(0.37)	5.20	2.17
Total from Investment Operations	0.50	5.05	(1.43)	(0.33)	5.12	2.14
Less Distributions:
Dividends from net investment income	—	(0.15)	—	(0.20)	—	—
Distributions from realized capital gains	—	(0.16)	(1.61)	(2.44)	—	—
Total Distributions	—	(0.31)	(1.61)	(2.64)	—	—
Net Asset Value, End of Period	$26.85	$26.35	$21.61	$24.65	$27.62	$22.50
Total Return	1.90%	23.36%	(5.83)%	(0.36)%	22.76%	10.51%
Net Assets, End of Period (000’s)	$108,676	$109,247	$91,139	$98,084	$107,370	$101,275
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.35%	1.35%	1.35%	1.50%	1.53%	1.63%
Net	1.35%	1.35%	1.35%	1.50%	1.53%	1.63%
Ratio of net investment income (loss) to average net assets (b)	0.59%	0.25%	0.70%	0.17%	(0.30)%	(0.16)%
Portfolio Turnover	5%	37%	17%	94%	67%	54%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$30.80	$25.19	$28.39	$31.37	$25.48	$23.00
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.15	0.14	0.23	0.11	(0.02)	0.02
Net realized and unrealized gain/(loss) on securities	0.49	5.83	(1.82)	(0.39)	5.91	2.46
Total from Investment Operations	0.64	5.97	(1.59)	(0.28)	5.89	2.48
Less Distributions:
Dividends from net investment income	—	(0.20)	—	(0.26)	—	—
Distributions from realized capital gains	—	(0.16)	(1.61)	(2.44)	—	—
Total Distributions	—	(0.36)	(1.61)	(2.70)	—	—
Net Asset Value, End of Period	$31.44	$30.80	$25.19	$28.39	$31.37	$25.48
Total Return	2.08%	23.71%	(5.62)%	(0.11)%	23.12%	10.78%
Net Assets, End of Period (000’s)	$7,400	$7,220	$5,785	$3,761	$9,812	$8,000
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.09%	1.10%	1.10%	1.28%	1.28%	1.38%
Net	0.97%	1.10%	1.10%	1.28%	1.28%	1.38%
Ratio of net investment income (loss) to average net assets (b)	0.96%	0.49%	0.89%	0.36%	(0.08)%	0.07%
Portfolio Turnover	5%	37%	17%	94%	67%	54%
*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Ratios of expenses to average net assets:

—
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

—
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$17.52	$16.31	$17.47	$18.10	$15.85	$14.33
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.10	0.16	0.15	0.28	0.19	0.16
Net realized and unrealized gain/(loss) on securities	1.49	2.04	0.72	1.30	2.24	1.52
Total from Investment Operations	1.59	2.20	0.87	1.58	2.43	1.68
Less Distributions:
Dividends from net investment income	—	(0.19)	(0.16)	(0.33)	(0.18)	(0.16)
Distributions from realized capital gains	—	(0.80)	(1.87)	(1.88)	—	—
Total Distributions	—	(0.99)	(2.03)	(2.21)	(0.18)	(0.16)
Net Asset Value, End of Period	$19.11	$17.52	$16.31	$17.47	$18.10	$15.85
Total Return	9.08%	14.04%	5.47%	9.12%	15.40%	11.85%
Net Assets, End of Period (000’s)	$119,293	$112,513	$113,498	$116,104	$114,857	$98,033
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.54%	1.55%	1.55%	1.54%	1.55%	1.62%
Net excluding dividend and interest expense for securities sold short	1.28%	1.30%	1.29%	1.29%	1.30%	1.46%
Ratio of net investment income (loss) to average net assets (c)	0.97%	0.97%	0.91%	1.52%	1.13%	1.11%
Portfolio Turnover	7%	31%	35%	49%	35%	40%

The accompanying notes are an integral part of these financial statements.

PEAR TREE QUALITY FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$18.65	$17.30	$18.39	$18.95	$16.58	$14.95
Income from Investment Operations:
Net investment income (loss) (a)(b)(c)	0.14	0.22	0.21	0.35	0.25	0.24
Net realized and unrealized gain/(loss) on securities	1.59	2.16	0.76	1.35	2.35	1.59
Total from Investment Operations	1.73	2.38	0.97	1.70	2.60	1.83
Less Distributions:
Dividends from net investment income	—	(0.23)	(0.19)	(0.38)	(0.23)	(0.20)
Distributions from realized capital gains	—	(0.80)	(1.87)	(1.88)	—	—
Total Distributions	—	(1.03)	(2.06)	(2.26)	(0.23)	(0.20)
Net Asset Value, End of Period	$20.38	$18.65	$17.30	$18.39	$18.95	$16.58
Total Return	9.28%	14.30%	5.74%	9.34%	15.74%	12.37%
Net Assets, End of Period (000’s)	$6,362	$6,569	$8,533	$11,209	$10,045	$3,576
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (d)
Gross	1.28%	1.30%	1.30%	1.29%	1.31%	1.35%
Net excluding dividend and interest expense for securities sold short	0.95%	1.05%	1.04%	1.04%	1.03%	1.01%
Ratio of net investment income (loss) to average net assets (c)	1.38%	1.22%	1.14%	1.83%	1.38%	1.58%
Portfolio Turnover	7%	31%	35%	49%	35%	40%
*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Reflects expense waivers/reimbursements and reductions in effect during the period. See Note 3 to the Financial Statements.

(c)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(d)
Ratios of expenses to average net assets:

—
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

—
Net (total expenses net fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.40	$18.96	$21.94	$22.15	$23.56	$22.67
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.09	0.23	0.33	0.29	0.33	0.37
Net realized and unrealized gain/(loss) on securities	1.43	1.52	(3.02)	(0.18)	(1.45)	0.85
Total from Investment Operations	1.52	1.75	(2.69)	0.11	(1.12)	1.22
Less Distributions:
Dividends from net investment income	—	(0.31)	(0.29)	(0.32)	(0.29)	(0.33)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.31)	(0.29)	(0.32)	(0.29)	(0.33)
Net Asset Value, End of Period	$21.92	$20.40	$18.96	$21.94	$22.15	$23.56
Total Return	7.45%	9.39%	(12.12)%	0.54%	(4.77)%	5.41%
Net Assets, End of Period (000’s)	$104,665	$102,633	$107,893	$127,295	$131,920	$140,267
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.08%	1.21%	1.32%	1.37%	1.60%	1.76%
Net	0.98%	1.09%	1.31%	1.37%	1.60%	1.76%
Ratio of net investment income (loss) to average net assets (b)	0.86%	1.21%	1.66%	1.26%	1.50%	1.66%
Portfolio Turnover	30%	47%	82%(d)	35%	61%	25%

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$20.69	$19.23	$22.26	$22.46	$23.88	$22.97
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.13	0.34	0.36	0.35	0.39	0.43
Net realized and unrealized gain/(loss) on securities	1.45	1.49	(3.04)	(0.18)	(1.46)	0.87
Total from Investment Operations	1.58	1.83	(2.68)	0.17	(1.07)	1.30
Less Distributions:
Dividends from net investment income	—	(0.37)	(0.35)	(0.37)	(0.35)	(0.39)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.37)	(0.35)	(0.37)	(0.35)	(0.39)
Net Asset Value, End of Period	$22.27	$20.69	$19.23	$22.26	$22.46	$23.88
Total Return	7.64%	9.68%	(11.88)%	0.81%	(4.52)%	5.69%
Net Assets, End of Period (000’s)	$7,209	$8,078	$13,489	$12,424	$15,358	$15,165
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	0.83%	0.95%	1.07%	1.11%	1.35%	1.49%
Net	0.65%	0.83%	1.06%	1.11%	1.35%	1.49%
Ratio of net investment income (loss) to average net assets (b)	1.17%	1.69%	1.78%	1.52%	1.74%	1.92%
Portfolio Turnover	30%	47%	82%(d)	35%	61%	25%
*
Unaudited

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Ratios of expenses to average net assets:

—
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

—
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

(d)
Turnover is higher due to a change in strategy as of March 18, 2016.

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Year Ended March 31,	Year Ended March 31,	Year Ended March 31,	June 27, 2013** through March 31,
	2017*	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.08	$8.70	$9.73	$10.30	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.10	0.10	0.10	0.09	(0.03)
Net realized and unrealized gain/(loss) on securities	0.54	0.37	(1.05)	(0.57)	0.40
Total from Investment Operations	0.64	0.47	(0.95)	(0.48)	0.37
Less Distributions:
Dividends from net investment income	—	(0.09)	(0.08)	(0.07)	—
Distributions from realized capital gains	—	—	—	(0.02)	(0.07)
Total Distributions	—	(0.09)	(0.08)	(0.09)	(0.07)
Net Asset Value, End of Period	$9.72	$9.08	$8.70	$9.73	$10.30
Total Return	7.05%	5.44%	(9.67)	(4.63)%	3.68%****
Net Assets, End of Period (000’s)	$1,595	$1,529	$1,463	$1,558	$652
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.27%	1.30%	1.44%	1.54%	2.10%***
Net	1.27%	1.30%	1.44%	1.54%	2.10%***
Ratio of net investment income (loss) to average net assets (b)	2.12%	1.15%	1.16%	0.88%	(0.43)%***
Portfolio Turnover	6%	42%	24%	34%	42%****

The accompanying notes are an integral part of these financial statements.

PEAR TREE PANAGORA RISK PARITY EMERGING MARKETS

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	For the six months ended September 30,	Year Ended March 31,	Year Ended March 31,	Year Ended March 31,	June 27, 2013** through March 31,
	2017*	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.12	$8.74	$9.78	$10.35	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.12	0.12	0.12	0.13	0.01
Net realized and unrealized gain/(loss) on securities	0.54	0.37	(1.06)	(0.59)	0.41
Total from Investment Operations	0.66	0.49	(0.94)	(0.46)	0.42
Less Distributions:
Dividends from net investment income	—	(0.11)	(0.10)	(0.09)	—
Distributions from realized capital gains	—	—	—	(0.02)	(0.07)
Total Distributions	—	(0.11)	(0.10)	(0.11)	(0.07)
Net Asset Value, End of Period	$9.78	$9.12	$8.74	$9.78	$10.35
Total Return	7.24%	5.70%	(9.43)	(4.41)%	4.19%****
Net Assets, End of Period (000’s)	$61,983	$57,938	$51,360	$38,497	$33,071
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.02%	1.03%	1.19%	1.28%	1.69%***
Net	0.93%	1.03%	1.19%	1.28%	1.69%***
Ratio of net investment income (loss) to average net assets (b)	2.45%	1.40%	1.40%	1.20%	0.09%***
Portfolio Turnover	6%	42%	24%	34%	42%****
*
Unaudited

**
Fund commenced operations June 27, 2013.

***
Annualized.

****
Not Annualized.

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Ratios of expenses to average net assets:

—
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

—
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.15	$17.03	$18.67	$19.38	$15.83	$13.64
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.23	0.23	0.23	0.29	0.19	0.15
Net realized and unrealized gain/(loss) on securities	1.92	2.07	(1.60)	(0.80)	3.49	2.12
Total from Investment Operations	2.15	2.30	(1.37)	(0.51)	3.68	2.27
Less Distributions:
Dividends from net investment income	—	(0.18)	(0.27)	(0.20)	(0.13)	(0.08)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.18)	(0.27)	(0.20)	(0.13)	(0.08)
Net Asset Value, End of Period	$21.30	$19.15	$17.03	$18.67	$19.38	$15.83
Total Return	11.23%	13.59%	(7.29)%	(2.53)%	23.28%	16.73%
Net Assets, End of Period (000’s)	$915,065	$859,328	$932,418	$1,030,641	$908,108	$705,210
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.52%	1.53%	1.52%	1.52%	1.54%	1.59%
Net	1.42%	1.53%	1.52%	1.52%	1.54%	1.59%
Ratio of net investment income (loss) to average net assets (b)	2.26%	1.31%	1.29%	1.55%	1.11%	1.04%
Portfolio Turnover	12%	15%	13%	2%	3%	10%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$19.10	$17.00	$18.68	$19.39	$15.83	$13.63
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.22	0.26	0.27	0.33	0.24	0.17
Net realized and unrealized gain/(loss) on securities	1.97	2.07	(1.60)	(0.80)	3.48	2.15
Total from Investment Operations	2.19	2.33	(1.33)	(0.47)	3.72	2.32
Less Distributions:
Dividends from net investment income	—	(0.23)	(0.35)	(0.24)	(0.16)	(0.12)
Distributions from realized capital gains	—	—	—	—	—	—
Total Distributions	—	(0.23)	(0.35)	(0.24)	(0.16)	(0.12)
Net Asset Value, End of Period	$21.29	$19.10	$17.00	$18.68	$19.39	$15.83
Total Return	11.47%	13.82%	(7.06)%	(2.29)%	23.58%	17.07%
Net Assets, End of Period (000’s)	$968,713	$759,793	$697,543	$594,691	$570,792	$180,265
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.26%	1.27%	1.27%	1.27%	1.28%	1.33%
Net	1.04%	1.27%	1.27%	1.27%	1.28%	1.33%
Ratio of net investment income (loss) to average net assets (b)	2.27%	1.49%	1.51%	1.76%	1.37%	1.22%
Portfolio Turnover	12%	15%	13%	2%	3%	10%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R 6 Shares
	For the six months ended September 30,	February 6, 2017** through March 31,
	2017*	2017
Net Asset Value, Beginning of Period	$10.34	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.15	0.05
Net realized and unrealized gain/(loss) on securities	1.03	0.29
Total from Investment Operations	1.18	0.34
Less Distributions:
Dividends from net investment income	—	—
Distributions from realized capital gains	—	—
Total Distributions	—	—
Net Asset Value, End of Period	$11.52	$10.34
Total Return	11.41%	3.40%****
Net Assets, End of Period (000’s)	$238,917	$36,982
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.10%	1.14%***
Net	1.01%	1.14%***
Ratio of net investment income (loss) to average net assets: (b)	2.40%	3.39%***
Portfolio Turnover	12%	15%****
*
Unaudited

**
Commenced operations February 6, 2017

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Ratios of expenses to average net assets:

—
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

—
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Ordinary Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.71	$12.06	$13.35	$13.17	$10.50	$9.02
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.21	0.23	0.21	0.15	0.14	0.14
Net realized and unrealized gain/(loss) on securities	1.96	1.64	(1.26)	0.17	2.66	1.50
Total from Investment Operations	2.17	1.87	(1.05)	0.32	2.80	1.64
Less Distributions:
Dividends from net investment income	—	(0.14)	(0.19)	(0.14)	(0.13)	(0.16)
Distributions from realized capital gains	—	(0.08)	(0.05)	—	—	—
Total Distributions	—	(0.22)	(0.24)	(0.14)	(0.13)	(0.16)
Net Asset Value, End of Period	$15.88	$13.71	$12.06	$13.35	$13.17	$10.50
Total Return	15.83%	15.73%	(7.83)%	2.57%	26.80%	18.34%
Net Assets, End of Period (000’s)	$316,592	$270,948	$283,509	$233,185	$138,321	$92,806
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.52%	1.55%	1.56%	1.56%	1.58%	1.66%
Net	1.42%	1.55%	1.56%	1.56%	1.58%	1.66%
Ratio of net investment income (loss) to average net assets (b)	2.81%	1.82%	1.66%	1.15%	1.23%	1.55%
Portfolio Turnover	10%	46%	8%	11%	4%	9%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	Institutional Shares
	For the six months ended September 30,	Years Ended March 31,
	2017*	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.73	$12.07	$13.36	$13.19	$10.51	$9.03
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.23	0.25	0.24	0.14	0.16	0.17
Net realized and unrealized gain/(loss) on securities	1.96	1.66	(1.26)	0.21	2.67	1.49
Total from Investment Operations	2.19	1.91	(1.02)	0.35	2.83	1.66
Less Distributions:
Dividends from net investment income	—	(0.17)	(0.22)	(0.18)	(0.15)	(0.18)
Distributions from realized capital gains	—	(0.08)	(0.05)	—	—	—
Total Distributions	—	(0.25)	(0.27)	(0.18)	(0.15)	(0.18)
Net Asset Value, End of Period	$15.92	$13.73	$12.07	$13.36	$13.19	$10.51
Total Return	15.95%	16.13%	(7.62)%	2.79%	27.16%	18.59%
Net Assets, End of Period (000’s)	$499,452	$312,955	$270,846	$200,160	$47,418	$22,459
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.27%	1.30%	1.30%	1.31%	1.33%	1.41%
Net	1.05%	1.30%	1.30%	1.31%	1.33%	1.41%
Ratio of net investment income (loss) to average net assets (b)	3.17%	2.03%	1.91%	1.12%	1.47%	1.88%
Portfolio Turnover	10%	46%	8%	11%	4%	9%

The accompanying notes are an integral part of these financial statements.

PEAR TREE POLARIS FOREIGN VALUE SMALL CAP FUND

FINANCIAL HIGHLIGHTS (continued)

(For a share outstanding throughout each period)
	R 6 Shares
	For the six months ended September 30,	February 6, 2017** through March 31,
	2017*	2017
Net Asset Value, Beginning of Period	$10.63	$10.00
Income from Investment Operations:
Net investment income (loss) (a)(b)	0.19	0.04
Net realized and unrealized gain/(loss) on securities	1.51	0.59
Total from Investment Operations	1.70	0.63
Less Distributions:
Dividends from net investment income	—	—
Distributions from realized capital gains	—	—
Total Distributions	—	—
Net Asset Value, End of Period	$12.33	$10.63
Total Return	15.99%	6.30%****
Net Assets, End of Period (000’s)	$8,160	$1,927
Ratios and Supplemental Data:
Ratios of expenses to average net assets: (c)
Gross	1.12%	1.14%***
Net	1.02%	1.14%***
Ratio of net investment income (loss) to average net assets (b)	3.36%	2.95%***
Portfolio Turnover	10%	46%****
*
Unaudited

**
Commenced operations February 6, 2017

***
Annualized

****
Not Annualized

(a)
Per share numbers have been calculated using the average shares method.

(b)
Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets reflect net investment income prior to certain reclassifications for federal income or excise tax purposes.

(c)
Ratios of expenses to average net assets:

—
Gross (total expenses before fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

—
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

—
Net (total expenses net of fee waivers, reimbursements by the investment advisor, and custody earnings credits, if any).

The accompanying notes are an integral part of these financial statements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2017 (Unaudited)
1. Organization of the Trust
Pear Tree Funds, (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has six series (each a “Fund” and collectively the “Funds”), each with its own investment objective and strategy.
Pear Tree Polaris Small Cap Fund (“Small Cap”) seeks maximum long-term capital appreciation.
Pear Tree Quality Fund (“Quality”) seeks long-term growth of capital.
Pear Tree PanAgora Emerging Markets Fund (“Emerging Markets”) seeks long-term growth of capital.
Pear Tree PanAgora Risk Parity Emerging Markets Fund (“Risk Parity”) seeks long-term growth of capital.
Pear Tree Polaris Foreign Value Fund (“Foreign Value”) seeks long-term capital growth and income.
Pear Tree Polaris Foreign Value Small Cap Fund (“Foreign Value Small Cap”) seeks long-term capital growth and income.
Each of the Funds is a “non-diversified company,” within the meaning of the 1940 Act, other than Emerging Markets, which is a “diversified company.”
As the Trust is an investment company, each Fund accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
The Trustees of the Trust (the “Trustees”) have authorized each Fund to issue three classes of shares, designated as Ordinary Shares, Institutional Shares and R6 Shares. During the period covered by these financial statements, each Fund offered Ordinary Shares and Institutional Shares. Beginning February 6, 2017, each of Foreign Value and Foreign Value Small Cap also offered R6 Shares. The three classes differ principally in their respective expense structures and minimum investment requirements. Each class of shares of a Fund represents an interest in the same portfolio of investments of that Fund and has equal rights to voting (except as noted in the following sentence), redemptions, dividends and liquidation. Ordinary Shares bear distribution (Rule 12b-1) fees and have exclusive voting rights with respect to the distribution plan that has been adopted by Ordinary Share shareholders pursuant to Rule 12b-1. There is no 12b-1 distribution plan applicable to Institutional Shares or R6 shares of any Fund.
At times, a Fund’s investments may include investments in industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. To the extent that a Fund is permitted to invest in foreign markets, especially emerging markets or countries with limited or developing markets, such investments may subject the Fund to a

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
greater degree of risk than in the U.S. market or a developed market. Risks associated with these foreign and developing markets include political, social or economic factors and may affect the price of a Fund’s investments and income generated by these investments, as well as a Fund’s ability to repatriate such amounts. Information regarding each Fund’s principal investment risks is contained in the Funds’ prospectus. Please refer to the Funds’ prospectus when considering a Fund’s investment risks.
2. Significant Accounting Policies
Each Fund’s financial statements have been prepared in conformity with U.S. generally accepted accounting principles. Those principals require the management of the Funds to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry.
Security Valuation
Portfolio securities are valued each business day generally at the last reported sale price on the principal exchange or market on which they are traded. If on a business day there is no such reported sale, the securities generally are valued at the mean between the last reported bid and asked prices. For securities where no such sales have been reported, a Fund may value such securities at the last reported bid price. In the event that there is information suggesting that valuation of such securities based upon bid and/or asked prices may not be accurate, a Fund may value such securities in good faith at fair value in accordance with procedures (the “Valuation Procedures”) established by the Trustees, which may include a determination to value such securities at the last reported sales price. Short-term investments that mature in 60 days or less are valued at amortized cost. Securities quoted in foreign currencies are translated into U.S. dollars based upon the prevailing exchange rate at the time of valuation. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund’s net asset value. Because foreign markets may be open at different times than when the New York Stock Exchange is open for regular trading, the value of a Fund’s shares may change on days when Fund shareholders are not able to buy or sell them. If events materially affecting the values of a Fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments may be valued at their fair value as determined in good faith using the Valuation Procedures.
The Funds’ Valuation Procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Changes in valuation techniques may result in transfers in changing an investment’s assigned level within the hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2017:
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2017
	Level 1	Level 2	Level 3	Total
Small Cap
Common Stock*	$104,016,352	$—	$—	$104,016,352
Real Estate Investment Trusts	11,080,363	—	—	11,080,363
Short Term Investments	6,132,658	—	—	6,132,658
Total	$121,229,373	$—	$—	$121,229,373

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs	Market Value at September 30, 2017
	Level 1	Level 2	Level 3	Total
Quality
Common Stock*	$106,555,306	$—	$—	$106,555,306
Depositary Receipts	18,152,912	—	—	18,152,912
Short Term Investments	7,299,871	911,475	—	8,211,346
Total	$132,008,089	$911,475	$—	$132,919,564
Emerging Markets
Common Stock*	$39,351,800	$2,892,155	$—	$42,243,955
Common Stock Units	781,449	—	—	781,449
Depositary Receipts	4,543,488	—	—	4,543,488
Mutual Funds	62,194,016	—	—	62,194,016
Preferred Stock	1,280,221	—	—	1,280,221
Real Estate Investment Trusts	91,712	—	—	91,712
Short Term Investments	1,703,178	234,895	—	1,938,073
Total	$109,945,864	$3,127,050	$—	$113,072,914
Risk Parity
Common Stock*	$45,675,470	$10,060,181	$—	$55,735,651
Depositary Receipts	6,380,939	—	—	6,380,939
Preferred Stock	798,342	—	—	798,342
Real Estate Investment Trusts	316,184	—	—	316,184
Short Term Investments	1,410,983	—	—	1,410,983
Total	$54,581,918	$10,060,181	$—	$64,642,099
Foreign Value
Common Stock*	$1,809,267,771	$92,511,522	$—	$1,901,779,293
Depositary Receipts	174,942,908	—	—	174,942,908
Short Term Investments	42,570,032	—	—	42,570,032
Total	$2,026,780,711	$92,511,522	$—	$2,119,292,233
Foreign Value Small Cap
Common Stock*	$690,494,862	$49,164,571	$75,568	$739,735,001
Preferred Stock	21,456,613	—	—	21,456,613
Short Term Investments	92,781,074	—	—	92,781,074
Total	$804,732,549	$49,164,571	$75,568	$853,972,688

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.
Foreign Value Small Cap Common Stock
Balances as of 3/31/2017	$73,437
Realized gain (loss)	$—
Changed in unrealized appreciation (depreciation)	$2,131
Purchases	$—
Sales	$—
Transfer into Level 3	$—
Transfer out of Level 3	$—
Balances as of 9/30/2017	$75,568
*
Refer to Schedule of Investments for breakout by industry or country.

*
Transfers between Levels are recognized at the end of the reporting period.

*
Quality Fund transferred $1,445,843 out of Level 2 into Level 1. Small Cap, Emerging Markets, Risk Parity, Foreign Value and Foreign Value Small Cap Funds had no transfers at period end.

The reason securities were transferred from Level 2 into Level 1 was due to active pricing of the securities.
*
For each Fund other than Small Cap and Quality, the aggregate market value of common stock labeled as Level 2 consists of the market value of the common stock labeled as Level 2 in the following industries. For Small Cap and Quality, no common stock was labeled as Level 2 as of September 30, 2017.

	Emerging Markets	Risk Parity	Foreign Value	Foreign Value Small Cap
Banks	$2,892,155	$1,830,499	$43,968,576	$13,872,335
Biotechnology	—	91,281	—	—
Capital Markets		190,096
Chemicals	—	307,072	—	—
Construction Materials	—	155,172	—	—
Diversified Financial Services	—	—	—	3,999,845
Diversified Telecommunication Services	—	1,066,230	—	—
Electric Utilities	—	410,496	—	9,963,171
Electronic Equipment, Instruments & Components	—	215,836	—	9,015,999
Equity Real Estate Investment Trusts		779,991
Food & Staples Retailing	—	346,004	—	—
Food Products	—	144,888	—	12,313,221
Health Care Providers & Services	—	366,054	—	—
Hotels, Restaurants & Leisure	—	578,352	—	—
Industrial Conglomerates	—	473,772	—	—
Insurance	—	152,342	—	—

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
	Emerging Markets	Risk Parity	Foreign Value	Foreign Value Small Cap
Marine	—	488,774	—	—
Media	—	86,265	—	—
Multi Utilities	—	359,920	—	—
Multiline Retail	—	78,135	—	—
Oil, Gas & Consumable Fuels	—	653,490	48,542,946	—
Real Estate Management & Development	—	198,056	—	—
Road & Rail	—	142,679	—	—
Specialty Retail	—	184,891	—	—
Transportation Infrastructure	—	327,609	—	—
Wireless Telecommunication Services	—	432,277	—	—
	$2,892,155	$10,060,181	$92,511,522	$49,164,571
*
Common stock held by Foreign Value Small Cap and labeled as Level 3 consists of the market value of the common stock labeled as Level 3 in the following industries. No other Fund held common stock labeled as Level 3 as of September 30, 2017.

Foreign Value Small Cap
Leisure Products	$75,568
$75,568
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017;
Common Stock	Fair Value September 30, 2017	Valuation Methodologies	Unobservable Input (1)	Range	Impact to Valuation from a Decrease in Input (2)
Foreign Value Small Cap	$75,568	Market Comparable	Comparability Adjustment	100%	Decrease
1.
In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, and company specific developments.

2.
This column represents the directional change in the fair value of the Level 3 investments that would result from a decrease to the corresponding unobservable input. An increase to the observable input would have the opposite effect.

Offsetting Assets and Liabilities
The Funds have adopted financial reporting rules regarding offsetting assets and liabilities and related arrangements to enable users of their financial statements to understand the effect of those arrangements on their financial position. During the six months ended September 30, 2017, the Funds were not subject to any master netting arrangements or similar agreements.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
The table below shows the offsetting assets and liabilities relating to the repurchase agreement and the securities lending agreements shown on the Statement of Assets and Liabilities.
Repurchase Agreements	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the Statement of Financial Position
				Financial Instruments	Collateral Pledged (Received)	Net Amount
Quality	$911,475	$—	$911,475	$911,475	$—	$—
Emerging Markets	234,895	—	234,895	234,895	—	—
The type and maturity of non-cash collateral in relation to the value of repurchase agreements on the Statement of Assets and Liabilities is as follows:
Name	Fund/Collateral Type	Up to 30 Days	30–90 Days	Greater than 90 Days	Total
Quality	U.S. Treasury Obligations	$—	$—	$911,475	$911,475
Emerging Markets	U.S. Treasury Obligations	—	—	234,895	234,895
Security Lending	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Gross Amounts not offset in the Statement of Financial Position
				Financial Instruments	Collateral Pledged (Received)	Net Amount
Small Cap	$5,129,560	$—	$5,129,560	$5,129,560(a)	$—	$—
Quality	7,299,871	—	7,299,871	7,299,871(a)	—	—
Emerging Markets	1,703,178	—	1,703,178	1,703,178(a)	—	—
Risk Parity	1,410,983	—	1,410,983	1,410,983(a)	—	—
(a)
Collateral for securities on loan is included in the Schedule of Investments.

The type and maturity of non-cash collateral in relation to the value of security lending on the Statement of Assets and Liabilities is as follows:
Name	Fund/Collateral Type	Up to 30 Days	30–90 Days	Greater than 90 Days	Total
Small Cap	Money Market	$5,129,560	$—	$—	$5,129,560
Quality	Money Market	7,299,871	—	—	7,299,871
Emerging Markets	Money Market	1,703,178	—	—	1,703,178
Risk Parity	Money Market	1,410,983	—	—	1,410,983

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
Guarantees and Indemnifications
In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be minimal.
Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financials were issued. There were no events or transactions that occurred during the period that materially impacted the accounts or disclosures in the Funds’ financial statements.
Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (i.e., the date the order to buy or sell is executed). Dividend income, less foreign taxes withheld, is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Distributions received on securities that represent a return of capital or a capital gain is recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions that may be considered nontaxable distributions or capital gain distributions for tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis. Each Fund’s investment income and realized and unrealized gains and losses are allocated among classes based upon the daily relative net assets.
Reverse Repurchase Agreements
When a Fund participates in a reverse repurchase transaction, the Funds’ custodian takes possession through the federal book-entry system of those securities of the counterparty collateralizing the counterparty’s obligation under the reverse repurchase transaction. Collateral

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
is marked-to-market daily to confirm that the market value of the underlying assets remains sufficient to cover the counterparty’s obligation to the participating Fund. The Funds may experience costs and delays in liquidating the collateral if the counterparty or the issuer of the collateral defaults or enters into bankruptcy.
Counterparty Credit Risk
Some transactions in which a Fund may engage involve instruments that are not traded on an exchange. Rather, these instruments are traded between counterparties based on contractual relationships. As a result, a Fund is subject to the risk that the counterparty will not perform obligations under the related contract. Although a Fund expects to enter into transactions only with counterparties believed by the Fund’s investment manager or Sub-Adviser to be creditworthy, there can be no assurance that a counterparty will not default and that the Fund will not sustain a loss on a transaction as a result.
The purchase of participatory notes involves risk that is in addition to the risks normally associated with a direct investment in the underlying securities. A Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note.
Foreign Currency Transactions
All monetary items denominated in foreign currencies are translated into U.S. dollars based on the prevailing exchange rate at the close of each business day. Income and expenses denominated in foreign currencies are translated at the prevailing rates of exchange when accrued or incurred.
Reported net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
Forward Foreign Currency Contracts
Certain Funds may enter into forward foreign currency contracts to manage their exposure to fluctuations in certain foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a set price. The forward currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
realized gain or loss equal to the difference between the value of the contract at the time it is opened and the value at the time it is closed. In addition to the risks of financial investments mentioned above, risks arise from unanticipated movements in currency values.
Spot Foreign Currency Contracts at September 30, 2017:
Small Cap Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
United States Dollar	15,240	CAD 19,020	10/02/17	$37
				$37

Foreign Value Small Cap Fund
Currency to deliver	Local Value	In exchange for	Settlement Date	Unrealized appreciation (depreciation)
United States Dollar	832,228	AUD 1,060,968	10/03/17	$483
Euro Currency	5,110,931	USD 6,041,376	10/03/17	(3,833)
Pound Sterling	1,710,960	USD 2,294,312	10/03/17	(1,712)
Pound Sterling	2,589,652	USD 3,469,875	10/03/17	127
Hong Kong Dollar	7,517,046	USD 962,330	10/04/17	12
Japanese Yen	704,814,577	USD 6,261,462	10/04/17	(5,063)
Norwegian Krone	17,566,899	USD 2,206,536	10/03/17	(1,246)
Swedish Krona	11,922,683	USD 1,464,379	10/03/17	(2,523)
				$(13,755)

Securities Lending
To generate additional income, each of Small Cap, Quality, Emerging Markets and Risk Parity lend its securities to institutional investors using Securities Finance Trust Company (“eSecLending”) as its lending agent. Small Cap, Quality, Emerging Markets and Risk Parity may each lend up to 30 percent of its assets pursuant to certain agreements (“Securities Lending Agreements”) requiring that the loan be continuously secured. Securities loaned are arranged by eSecLending with certain pre-approved borrowers, typically broker-dealers acting on behalf of institutional clients. The borrowers are required to provide cash or securities as collateral against loaned securities in the amount of 105 percent of the market value of borrowings for loans of non-U.S. equities and non-U.S. fixed income securities, and 102 percent of the borrowings for loans of U.S. equities and U.S. fixed income securities. Collateral is marked-to-market daily. Cash collateral is invested in a registered money market fund.
Risks, such as delay in recovery of lent securities, may occur should the borrower of the securities fail financially or should the value of the securities loaned increase above the value of

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
the collateral received. eSecLending provides indemnification insurance via highly rated third party insurers to cover these potential risks.
At September 30, 2017, the following Funds had collateral and loans outstanding of:
	Value of Collateral	Value of Loaned Securities
Small Cap	$5,129,560	5,017,870
Quality	7,299,871	7,153,857
Emerging Markets	1,703,178	1,614,474
Risk Parity	1,410,983	1,327,438
Allocations of Trust Expenses
Trust expenses attributable to a specific Fund are allocated to that Fund. Trust expenses that are not attributed to a specific Fund are allocated among all Funds in proportion to the respective net assets of the Funds.
A Fund’s expenses allocable to a specific class of shares of that Fund, such as distribution (12b-1) fees and certain transfer agent fees for R6 Shares and Institutional Shares, are allocated to that class. Fund expenses that are not attributable to a specific class, which includes management fees, custody expenses, and most other regular expenses, are allocated to all classes in proportion to the respective net assets of the Fund’s classes. (See Note 3.)
Income, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day. (See Note 3.)
Distributions to Shareholders
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by each Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Ordinary Shares incur distribution (12b-1) fees while Institutional Shares and R6 Shares do not. Distributions from net investment income for each Fund, if any, are declared and paid annually. Distributions from net realized gains for each Fund, if any, are generally declared and paid annually.
3. Management Fee, Advisory Contracts and Other Affiliate Transactions
Management Fees
The Funds have entered into a management agreement (the “Management Agreement”) with Pear Tree Advisors, Inc. (the “Manager”). Compensation of the Manager, for management and administration of the Funds, including selection and monitoring of investment sub-advisers, is paid monthly based on the average daily net asset value of each Fund for the month. The

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
annual stated contractual rate of such fees is 1.00 percent of the average daily total net assets of each of the Funds except for Small Cap and Risk Parity, for which there is an annual rate of 0.80 and 0.60 percent of the average daily total net assets, respectively.
For the period of March 31, 2017 through July 31, 2018, with respect to Foreign Value and Foreign Value Small Cap, the Manager has agreed to waive a portion of its management fee that it would otherwise receive under the Management Agreement such that the actual aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of each such Fund would be calculated using an annual rate of 0.90 percent of that Fund’s Net Assets, as such term is defined in the Management Agreement. The Trustees have the right to terminate this arrangement in its discretion.
From January 27, 2011 to July 31, 2013, the Manager had waived a portion of its management fee relating to Quality Fund by an amount equal to the annualized rate of 0.15 percent of Quality Fund’s average daily net assets if and when the Quality Fund’s average daily net assets were up to $100 million, and in an amount equal to the annualized rate of 0.25 percent of Quality Fund’s average daily net assets if and when Quality Fund’s average daily net assets equal to or greater than $100 million. From April 1, 2011 to August 1, 2013, the Manager had waived or reimbursed Fund expenses relating to Institutional Shares of Quality Fund such that the total annualized fund operating expenses relating to Institutional Shares were not more than 1.00 percent.
Beginning December 1, 2013, the Manager has agreed until July 31, 2018 to waive a portion of its management fee relating to Quality Fund such that the aggregate management fee to be received by the Manager during the waiver period would be determined using (a) an annual rate of 0.75 percent of Quality Fund’s average daily net assets if the Quality Fund’s average daily net assets are up to and including $125 million, and (b) thereafter, an annual rate of 0.50 percent of Quality Fund’s average daily net assets for amounts in excess of  $125 million. The Trustees have the right to terminate this arrangement in its discretion.
Beginning March 18, 2016, the Manager contractually agreed until July 31, 2018 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Emerging Markets Fund, such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Emerging Markets Fund would be calculated using (a) an annual rate of 0.78 percent if Emerging Markets Fund’s net assets are up to $300 million, (b) an annual rate of 0.83 percent if Emerging Markets Fund’s net assets are between $300 million and $600 million, and (c) an annual rate of 0.88 percent if Emerging Markets Fund’s net assets are in excess of  $600 million. The Trustees have the right to terminate this arrangement in its discretion.
In addition, under the Management Agreement, the Manager has agreed to reduce its compensation, and if necessary, assume expenses, with respect to Small Cap Fund to the extent that the total expenses of Small Cap Fund individually exceed 2 percent of average net

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
assets for any fiscal year. Small Cap Fund expenses subject to this limitation are exclusive of brokerage, interest, taxes and extraordinary expenses, which include incremental custody costs associated with international securities. Expenses are calculated gross of custody credits, if applicable.
For the six months ended September 30, 2017, aggregate management fees exclusive of fee waivers and Fund reimbursements, from all Funds were $14,443,930.
Sub-Advisory Fees
The Manager has entered into sub-advisory contracts with the following sub advisers (collectively the “Sub-Advisers”) to provide investment sub-advisory services to the following Funds: Columbia Partners, L.L.C., Investment Management (Quality), PanAgora Asset Management, Inc. (Emerging Markets and Risk Parity), and Polaris Capital Management, LLC (Small Cap, Foreign Value and Foreign Value Small Cap).
For services rendered, the Manager pays to the Sub-Advisers of a Fund a fee based on a percentage of the average daily total net assets of the Fund. The fee for each Fund is determined separately. During the six months ended September 30, 2017, the fees paid by the Manager to the Sub-Advisers of the Funds were as follows:
Small Cap	0.25% of the first $100 million and 0.30% of amounts in excess of $100 million but less than $200 million and 0.325% of amounts in excess of $200 million of average daily total net assets
Quality	0.10% of the first $100 million and 0.08% of amounts in excess of $100 million but less than $250 million and 0.06% of amounts in excess of $250 million of average daily total net assets
Emerging Markets	0.25% of the first $300 million and 0.30% of amounts in excess of $300 million but less than $600 million and 0.35% of amounts in excess of $600 million of average daily total net assets
Risk Parity	0.25% of the first $300 million and 0.30% of amounts in excess of $300 million but less than $600 million and 0.35% of amounts in excess of $600 million of average daily total net assets
Foreign Value	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.35% of the first $35 million and 0.40% of amounts in excess of $35 million but less than $200 million and 0.50% of amounts in excess of $200 million of average daily total net assets.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
As of March 31,2017 and until July 31, 2018, the Sub-Adviser to each of Foreign Value and Foreign Value Small Cap Fund has contractually agreed to waive its sub-advisory fees such that the aggregate sub-advisory fee that the Sub-Adviser would receive during the waiver period would be calculated using the following annual rates:
Foreign Value	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets
Foreign Value Small Cap	0.30% of the first $35 million and 0.35% of amounts in excess of $35 million but less than $200 million and 0.45% of assets in excess of $200 million of average daily total net assets.
This sub-advisory fee waiver only may be terminated upon the termination of the corresponding management fee waiver, and the corresponding management fee waiver only may be terminated with the approval of the Trustees.
Distribution Fees, including Fees under 12b-1 Plans
The Funds have entered into a distribution agreement (the “Distribution Agreement”) with U.S. Boston Capital Corporation (the “Distributor”). For its services under the Distribution Agreement, the Distributor receives the distribution (12b-1) fees, that is, 0.25 percent of the average daily net asset value of the Ordinary Shares of the Funds, payable monthly.
Holders of Institutional Shares and R6 Shares pay no portion of the 12b-1 Plan expenses of the Funds applicable to Ordinary Shares, and neither Institutional Shares nor R6 Shares are subject to any other distribution plan adopted pursuant to Rule 12b-1. Holders of Institutional Shares and R6 Shares also are not entitled to vote on matters involving the 12b-1 Plan applicable to Ordinary Shares. During the six months ended September 30, 2017, the aggregate 12b-1 distribution fees of the Funds were $1,906,341.
Transfer Agent Fees
Transfer agent functions are provided to the Funds by Pear Tree Institutional Services, a division of the Manager (the “Transfer Agent”) pursuant to a transfer agent agreement (the “Transfer Agent Agreement”). The Transfer Agent Agreement with respect to Ordinary Shares and Institutional Shares, provides for base fees that are payable to the Transfer Agent at an annual rate of 0.16 percent of the average daily total net asset value of each such class, and with respect to R6 Shares, base fees payable at an annual rate of 0.01 percent of the average daily total net asset value of R6 Shares. The Transfer Agent also is entitled to reimbursement of out of pocket expenses. As of March 31, 2017, the Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares of each of Small Cap, Foreign Value and Foreign Value Small Cap would be calculated using an annual

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
rate of 0.04 percent of that Fund’s net assets attributable to Institutional Shares. Effective June 1, 2017 through July 31, 2018, the Transfer Agent has contractually agreed to waive such portion of the base fees that it would otherwise receive for serving as the transfer agent such that the aggregate transfer agent fee with respect to Institutional Shares of each of Quality, Emerging Markets and Risk Parity would be calculated using an annual rate of 0.04 percent of that Fund’s net assets attributable to Institutional Shares.
During the six months ended September 30, 2017, the aggregate amount of transfer agent fees paid by the Funds, exclusive of fee waivers, was $2,273,351.
Fund Administration Fees
Pursuant to an Administration Agreement, the Manager provides certain administrative services to the Funds. During the six months ended September 30, 2017, the aggregate amount of fees paid by all Funds pursuant to this agreement was $404,500.
The Trustees have approved reimbursement to the Manager for a percentage of the compensation paid by the Manager to the Trust’s Chief Compliance Officer. For the six months ended September 30, 2017, the Trust reimbursed the Manager a portion of the Chief Compliance Officer’s compensation in the aggregate amount of  $119,358.
Custody and Fund Accounting
Custody and fund accounting services are provided to the Funds by State Street Bank and Trust Company (‘State Street”). State Street is not affiliated with the Manager, any Sub-Adviser, or the Distributor. Custody credits generated by interest earned on un-invested cash balances maintained by the Funds are used to offset custodial expenses of the Funds.
Trustees’ Fees
For the six months ended September 30, 2017, each Trustee who was not an “interested person” of the Trust, as that term is defined in the 1940 Act, received a fee for serving in that role in the aggregate amount of  $37,500, and each of the Chairman of the Audit Committee and the Lead Independent Trustee received additional payments in the aggregate amount of $3,000. Compensation for the services of the Trustee who was an interested person of the Trust during that period was paid by the Manager. All fees paid to the Trustees were allocated among the Funds in proportion to their respective net assets.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
Fund Investments in Securities of Affiliated Entities
As of September 30, 2017, the market value of all securities of affiliated companies held in Emerging Markets Fund amounted to $61,562,251, representing 55.0% of net assets. As of September 30, 2017, no other Fund held securities of affiliated companies.
Name	Share Balance 3/31/17	Purchases	Reinvested	Share Balance 9/30/2017	Realized Gain Loss	LT Cap Gain	Dividend Income	Value 9/30/17	Acquisition Cost
Risk Parity Fund	6,294,709	—	—	6,294,709	—	—	—	$61,562,251	$60,543,226
4. Purchases and Sales
During the six months ended September 30, 2017, purchases of investment securities other than U.S. Government obligations and short-term investments for Small Cap, Quality, Emerging Markets, Risk Parity, Foreign Value, and Foreign Value Small Cap, were $6,426,311, $8,904,058, $33,597,543, $3,964,208, $484,083,861, and $157,592,118, respectively. Sales of such securities for the Funds were $5,818,751, $11,486,085, $40,368,733, $3,425,674, $231,412,389 and $63,639,667, respectively.
5. Contingent Liability
The Trust maintains a joint fidelity bond with the Funds’ Transfer Agent through ICI Mutual Insurance Company (“ICI Mutual”). The annual premium is allocated among the Funds and the Transfer Agent. Additionally, the Funds have committed to ICI Mutual up to 300 percent of the annual premium, one-third of which was provided in cash, with each Fund’s pro rata portion recorded as an asset. The remainder is secured with an irrevocable letter of credit.
6. Concentration of Risk
The relatively large investments of Emerging Markets and Risk Parity, and from time to time Foreign Value and Foreign Value Small Cap, in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of each Fund’s investments and the income they generate, as well as each Fund’s ability to repatriate such amounts.
7. Federal Income Taxes
It is the policy of the Funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code (“IRC”) applicable to regulated investment companies. Therefore, no Federal income tax provision is required.
The tax components of capital shown in the following table represent losses or deductions the portfolios may be able to offset against income and gains realized in future years.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
Certain Funds had capital loss carryovers at March 31, 2017. The accumulated capital losses noted in the table may be available to offset future realized capital gains and thereby reduce future taxable gain distributions.
	March 31, 2017
Portfolio	Capital Loss Expires March 31, 2018	Capital Loss Expires 2019	Capital Loss Short Term No Expiration Short Term	Capital Loss Long Term No Expiration Long Term	Total Capital Loss
Small Cap	$—	$—	$—	$—	$—
Quality	—	—	—	—	—
Emerging Markets	18,600,610	—	5,643,845	7,952,890	32,197,345
Risk Parity	—	—	303,451	3,522,743	3,826,194
Foreign Value	131,156,114	10,547,106	9,772,509	13,482,079	164,957,808
Foreign Value Small Cap	—	—	669,218	11,199,169	11,868,387
For the year ended March 31, 2017, capital losses utilized were as follows: Small Cap $887,007, Emerging Markets $1,127,384 and Foreign Value $23,881,891. Foreign Value had $73,956,484 in capital loss carryforwards which expired March 31, 2017.
As a result of the passage of the Registered Investment Company Modification Act of 2010 (“the Act”), losses incurred in fiscal year ended March 31, 2012 and beyond retain their character as short-term or long-term and have no expiration date and are utilized before capital losses incurred prior to the Act.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by the tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2014-2016, or expected to be taken in the Funds’ 2017 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
8. Transactions in Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:
	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Dollars	Shares	Dollars
Small Cap
Ordinary Shares
Shares sold	44,171	$1,155,907	283,393	$7,334,911
Shares issued in reinvestment of distributions	—	—	43,578	1,136,504
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(142,142)	(3,718,360)	(398,871)	(9,416,909)
Net Change	(97,971)	(2,562,453)	(71,900)	(945,494)
Institutional Shares
Shares sold	5,901	$179,598	35,744	$1,087,339
Shares issued in reinvestment of distributions	—	—	2,647	80,608
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(4,948)	(148,234)	(33,561)	(1,002,628)
Net Change	953	31,364	4,830	165,319
Total Net Change For Fund		$(2,531,089)		$(780,175)
Quality
Ordinary Shares
Shares sold	110,189	$2,046,883	472,657	$7,955,745
Shares issued in reinvestment of distributions	—	—	311,033	5,013,853
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(291,326)	(5,400,485)	(1,321,679)	(22,233,546)
Net Change	(181,137)	(3,353,602)	(537,989)	(9,263,948)
Institutional Shares
Shares sold	14,738	$294,146	49,012	$866,118
Shares issued in reinvestment of distributions	—	—	23,556	403,977
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(54,835)	(1,056,328)	(213,719)	(3,785,402)
Net Change	(40,097)	(762,182)	(141,151)	(2,515,307)
Total Net Change For Fund		$(4,115,784)		$(11,779,255)

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Dollars	Shares	Dollars
Emerging Markets
Ordinary Shares
Shares sold	144,581	$3,070,151	570,000	$10,837,018
Shares issued in reinvestment of distributions	—	—	80,974	1,523,927
Contributions to capital from investment manager/brokers	—	—	—	—
Shares redeemed	(401,622)	(8,632,167)	(1,309,718)	(25,121,553)
Net Change	(257,041)	(5,562,016)	(658,744)	(12,760,608)
Institutional Shares
Shares sold	16,130	$349,733	349,192	$6,950,354
Shares issued in reinvestment of distributions	—	—	6,700	127,700
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(82,904)	(1,739,568)	(667,008)	(12,648,814)
Net Change	(66,774)	(1,389,835)	(311,116)	(5,570,760)
Total Net Change For Fund		$(6,951,851)		$(18,331,368)
Risk Parity
Ordinary Shares
Shares sold	108	$1,000	4,273	$37,674
Shares issued in reinvestment of distributions	—	—	1,724	14,514
Contributions to capital from investment manager/brokers	—	—	—	93
Shares redeemed	(4,380)	(40,950)	(5,798)	(49,178)
Net Change	(4,272)	(39,950)	199	3,103
Institutional Shares
Shares sold	1,326	$12,551	394,316	$3,442,139
Shares issued in reinvestment of distributions	—	—	81,219	686,298
Contributions to capital from investment manager/brokers	—	—	—	3,440
Shares redeemed	(15,473)	(147,133)	(199)	(1,667)
Net Change	(14,147)	(134,582)	475,336	4,130,210
Total Net Change For Fund		$(174,532)		$4,133,313

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Dollars	Shares	Dollars
Foreign Value
Ordinary Shares
Shares sold	2,244,717	$45,840,287	4,962,796	$87,128,974
Shares issued in reinvestment of distributions	—	—	468,682	8,347,237
Contributions to capital from investment manager/brokers	—	—	—	—
Shares redeemed	(4,162,995)	(85,209,873)	(15,294,594)	(266,542,853)
Net Change	(1,918,278)	(39,369,586)	(9,863,116)	(171,066,642)
Institutional Shares
Shares sold	15,928,573	$323,804,457	8,533,395	$150,411,751
Shares issued in reinvestment of distributions	—	—	509,830	9,054,588
Contributions to capital from investment managers/brokers	—	—	—	557
Shares redeemed	(10,201,464)	(202,116,647)	(10,304,811)	(180,629,437)
Net Change	5,727,109	121,687,810	(1,261,586)	(21,162,541)
R6 Shares
Shares sold	17,846,502	$191,338,016	3,578,619	$36,208,590
Shares issued in reinvestment of distributions	—	—	—	—
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(692,541)	(7,637,524)	(857)	(8,751)
Net Change	17,153,961	183,700,492	3,577,762	36,199,839
Total Net Change For Fund		$266,018,716		$(156,029,344)

PEAR TREE FUNDS

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2017 (Unaudited)
	Six months ended September 30, 2017		Year ended March 31, 2017
	Shares	Dollars	Shares	Dollars
Foreign Value Small Cap
Ordinary Shares
Shares sold	1,743,085	$25,679,119	2,947,872	$36,741,548
Shares issued in reinvestment of distributions	—	—	357,850	4,372,932
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(1,564,273)	(23,038,653)	(7,058,318)	(87,527,124)
Net Change	178,812	2,640,466	(3,752,596)	(46,412,644)
Institutional Shares
Shares sold	10,879,253	$163,506,023	6,689,956	$83,904,969
Shares issued in reinvestment of distributions	—	—	392,576	4,797,280
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(2,315,029)	(33,728,736)	(6,714,425)	(83,271,246)
Net Change	8,564,224	129,777,287	368,107	5,431,003
R6 Shares
Shares sold	527,301	$5,846,904	181,237	$1,826,199
Shares issued in reinvestment of distributions	—	—	—	—
Contributions to capital from investment managers/brokers	—	—	—	—
Shares redeemed	(46,892)	(537,006)	—	—
Net Change	480,409	5,309,898	181,237	1,826,199
Total Net Change for Fund		$137,727,651		$(39,155,442)

PEAR TREE FUNDS

INFORMATION FOR SHAREHOLDERS (Unaudited)

Quarterly Portfolio Disclosure
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (Call 1-800-SEC-0330 for more information). For a complete list of a fund’s portfolio holdings, you may also view the most recent monthly holdings report, semi-annual report or annual report on the Pear Tree Funds’ web site at www.peartreefunds.com.
Portfolio Proxy Voting Policies and Information
Information on the Funds’ proxy voting policies and on how the Pear Tree Funds voted proxies related to portfolio securities for the 12-month period ended June 30, 2017 is available without charge online at www.peartreefunds.com and at www.sec.gov. You may also call 1-800-326-2151 to request a free copy of the proxy voting information or the proxy voting policies.
Household Delivery of Fund Documents
With your consent, the Trust may send a single proxy statement, prospectus and shareholder report to your residence for you and any other member of your household who has an account with the Funds. If you wish to revoke your consent to this practice, you may do so by notifying the Fund’s transfer agent, by phone or in writing (see “For Account Information”). The mailing of separate proxy statements, prospectuses and shareholder reports will begin within 30 days after receiving your notice.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (Unaudited)

The Trustees, including the Independent Trustees, oversee the management of each Fund and, as required by law, determine annually whether to continue the Management Contract with respect to each Fund and the Sub-Advisory Contract for each Fund.
In connection with their most recent consideration of those agreements for each Fund, the Trustees received and reviewed a substantial amount of information provided by the Manager and the Sub-Advisers in response to requests of the Independent Trustees and their independent legal counsel. Throughout their consideration of the agreements, the Independent Trustees were advised by their independent legal counsel. The Trustees met with management to consider the agreements, and the Independent Trustees also met separately in executive session with their independent legal counsel.
At a meeting held on May 11, 2017, based on the Trustees’ evaluation of the information provided by the Manager and the Sub-Advisers, as well as other information, the Trustees, including all of the Independent Trustees, determined that the overall arrangements with respect to each Fund and the Manager and each Sub-Adviser, as applicable, were fair and reasonable in light of the nature, extent and quality of the services provided by the Manager, its affiliates and the Sub-Advisers, the fees charged for those services, and other matters that the Trustees considered relevant in the exercise of their business judgment. At that meeting, the Trustees, including the Independent Trustees, unanimously approved the continuation of the Management Contract and the Sub-Advisory Contract with respect to each Fund for an additional one-year period, subject to earlier termination as provided for in each agreement.
In considering the continuation of those agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Trustees’ determination to approve the continuation of the agreements are discussed separately below.
Nature, Extent and Quality of Services
The Trustees reviewed the nature, extent and quality of the services provided by the Manager and the Sub-Advisers to the Funds, taking into account the investment objective and strategy of each Fund and the knowledge the Trustees gained from their regular meetings with management on at least a quarterly basis and their ongoing review of information related to the Funds. In addition, the Trustees reviewed the resources and key personnel of the Manager and each Sub-Adviser, particularly noting those employees who provide investment and risk management services to the Funds. The Trustees also considered other services provided to the Funds by the Manager or the Sub-Advisers, such as managing the execution of portfolio transactions and the selection of broker-dealers for those transactions. The Trustees considered the Manager’s role as administrator to the Funds, noting the amount of fees that the Manager receives for its services. The Trustees considered the role of the Manager in monitoring adherence to the Funds’ investment restrictions, providing support services for the Trustees and Trustee committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures of the Funds and with applicable securities laws and regulations.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (Unaudited) (continued)

With respect to Quality Fund, the Trustees also considered the role played by the Manager in selecting investments for the Fund’s portfolio and coordinating with that Fund’s Sub-Adviser to invest and reinvest Fund assets.
The Trustees, including the Independent Trustees, concluded that the nature, extent and quality of the services provided by the Manager and the Sub-Adviser to each Fund were appropriate and consistent with the terms of the Management Contract and the Sub-Advisory Contracts, and that, taking into account steps taken to address each Fund whose performance lagged that of its peers for certain periods, the quality of those services had been consistent with or superior to quality norms in the industry and the Funds were likely to benefit from the continued provision of those services. They also concluded that the Manager and each Sub-Adviser had sufficient personnel, with the appropriate education and experience, to serve the Funds effectively and had demonstrated its continuing ability to attract well-qualified personnel.
Management Fees and Expenses
The Trustees reviewed the contractual investment advisory and Sub-Advisory fee rates payable by each Fund and the Manager, respectively, as well as actual fees paid by each Fund, net of waivers. As part of its review, the Trustees considered each Fund’s management fee, sub-advisory fee, and total expense ratio (both before and after giving effect to any expense caps), as compared to the fees and expense ratios of similarly managed funds selected by Broadridge, an independent data provider. The Trustees noted specifically that the expense ratios of Quality Fund and Foreign Value Fund were higher than many of their peers. The Trustees also noted that the Manager did not have any clients other than the Funds, and thus they could not consider the comparability of the fees charged and the services provided to each Fund by the Manager and services provided to other clients of the Manager. In addition, the Trustees considered the willingness of the Manager to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds.
With respect to Emerging Markets Fund, the Trustees also considered that the Manager and PanAgora each waived the portion of its management fee and sub-advisory fee, respectively, with respect to that Fund’s investment in Institutional Shares of Risk Parity Fund, and that Emerging Markets Fund had adopted procedures to address the Manager’s potential conflicts of interest that may arise when determining what percentage of Emerging Market Fund assets should be allocated to Risk Parity Fund.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Manager and the Sub-Advisers, the Trustees, including the Independent Trustees, concluded that the fees and the expense ratio of each Fund are reasonable in relation to the services provided.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (Unaudited) (continued)

Profitability
The Trustees reviewed the level of profits realized by the Manager and its affiliates in providing investment advisory and other services to each Fund and to all Funds as a group. The Trustees considered other direct and indirect benefits received by the Manager and its affiliates in connection with their relationships with the Funds.
The Trustees, including the Independent Trustees, concluded that the profitability of the Manager with respect to each of the Funds, and the profitability range of each of the Manager’s affiliates with respect to its services to the Funds, were reasonable in relation to the services provided.
Performance of the Funds
The Trustees considered the performance results of each Fund over various time periods. They reviewed information comparing each Fund’s performance with the performance of comparable funds and peer groups identified by Broadridge, and with the Fund’s benchmark index. In this regard, the Trustees noted that the performance of Small Cap Fund has been improving since the change in Sub-Adviser, especially in relation to its peers (as selected by Broadridge). They also noted that Emerging Markets Fund and Risk Parity Fund had recent performance challenges, but were satisfied with the actions taken by the Sub-Advisers to improve performance.
Economies of Scale
The Trustees considered information about the potential for the Manager to realize economies of scale as the assets of the Funds increase. They noted that, although many Funds pay advisory fees at a base fixed rate as a percentage of net assets, the actual management fee rate paid by some of the Funds, after fee waivers and contractual expense limitations, was closer to the mean management fee rate of the Fund’s peer group identified by independent data providers. The Trustees also noted that the Funds share directly in economies of scale through the lower charges of third-party service providers that are based in part on the combined scale of all of the Funds.
With respect to Emerging Markets Fund, the Trustees considered that Manager received only limited benefits for that Fund’s investment in Risk Parity Fund because (a) the Manager waived its management fees from Emerging Markets Fund with respect to that portion of the Fund invested in Risk Parity Fund, and (b) because Emerging Markets Fund invested in Institutional Class shares of Risk Parity Fund, the Distributor did not receive any 12b-1 fee relating to Emerging Markets Fund’s investment.
Based on all of the information they reviewed, the Trustees, including the Independent Trustees, concluded that the current fee structure of each Fund was reasonable and that the current rates of fees reflect a sharing between the Manager and the Fund of economies of scale at the current asset level of the Fund.

PEAR TREE FUNDS

MANAGEMENT CONTRACT AND ADVISORY CONTRACT APPROVAL (Unaudited) (continued)

Other Benefits to the Manager
The Trustees also considered benefits that accrue to the Manager and its affiliates from their relationships with the Funds. They recognized that two affiliates of the Manager separately serve the Funds as transfer agent and distributor, and each receives compensation directly from the Funds for services provided. The Trustees, including the Independent Trustees, concluded that, other than the services provided by the Manager and its affiliates pursuant to the agreements and the fees to be paid by each Fund therefore, the Funds and the Manager may potentially benefit from their relationship with each other in other ways. They also concluded that, among other things, success of any Fund could attract other business to the Manager, and that the success of the Manager could enhance the Manager’s ability to serve the Funds.
* * *
After full consideration of the above factors, as well as other factors, the Trustees, including the Independent Trustees, concluded at their May 11, 2017 meeting that the proposed continuation of the Management Contract and the Sub-Advisory Contract with respect to each Fund for another year was in the best interest of the respective Funds and their shareholders.

PEAR TREE FUNDS

SERVICE PROVIDERS

Manager	Pear Tree Advisors, Inc., 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Subadvisers
Columbia Partners, L.L.C., Investment Management, 5425 Wisconsin Avenue, Suite 700, Chevy Chase, MD 20815
PanAgora Asset Management, Inc., 470 Atlantic Avenue, 8th Floor, Boston, MA 02210
Polaris Capital Management, LLC, 121 High Street, Boston, MA 02110

Distributor	U.S. Boston Capital Corporation, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Custodian	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Fund Accountant	State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111
Transfer Agent	Pear Tree Institutional Services, 55 Old Bedford Road, Suite 202, Lincoln, MA 01773
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400 Philadelphia, PA 19103
Legal Counsel	Sullivan & Worcester LLP, One Post Office Square Boston, MA 02109
For Account Information	For Pear Tree Funds information, contact your financial adviser or, if you receive account statements directly from Pear Tree Funds, you can also call 1-800-326-2151. Telephone representatives are available from 8:30 a.m. to 4:30 p.m. Eastern Time. Or visit our website, www.peartreefunds.com

ITEM 2.	Code of Ethics

Not applicable for report period.

ITEM 3.	Audit Committee Financial Expert

Not applicable for report period.

ITEM 4.	Principal Accountant Fees and Services

Not applicable for report period.

ITEM 5.	Audit Committee of Listed Registrants

Not applicable.

ITEM 6.	Schedule of Investments

Not applicable.

ITEM 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

ITEM 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

ITEM 10	Submission of Matters to a Vote of Security Holders

Not applicable.

ITEM 11.	Controls and Procedures

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	Exhibits

(a)	Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

(b)	Certification pursuant to Rule 30a-2(b) and Section 906 by the chief executive and financial officers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pear Tree Funds

By /s/ Willard L. Umphrey

Willard L. Umphrey, President

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Willard L. Umphrey

Willard L. Umphrey, President

Date: November 27, 2017

By /s/ Leon Okurowski

Leon Okurowski, Treasurer

Date: November 27, 2017